UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Consumer Discretionary
Central Fund

(formerly Fidelity Consumer Discretionary
Central Investment Portfolio)

December 31, 2006

1.842162.100

CDCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
AUTOMOBILES - 1.3%
Automobile Manufacturers - 1.3%
Renault SA	34,600	$ 4,156,782
Toyota Motor Corp. sponsored ADR	45,100	6,057,381
		10,214,163
COMPUTERS & PERIPHERALS - 1.7%
Computer Hardware - 1.7%
Hewlett-Packard Co.	338,819	13,955,955
DIVERSIFIED CONSUMER SERVICES - 1.4%
Specialized Consumer Services - 1.4%
Sotheby's Class A (ltd. vtg.)	376,300	11,672,826
DIVERSIFIED FINANCIAL SERVICES - 1.7%
Specialized Finance - 1.7%
Moody's Corp.	194,500	13,432,170
FOOD & STAPLES RETAILING - 1.0%
Food Retail - 1.0%
Tesco PLC Sponsored ADR	332,600	8,048,920
HOTELS, RESTAURANTS & LEISURE - 13.4%
Casinos & Gaming - 4.8%
Ameristar Casinos, Inc.	113,200	3,479,768
Boyd Gaming Corp.	163,300	7,399,123
International Game Technology	256,600	11,854,920
Las Vegas Sands Corp. (a)	65,300	5,843,044
Penn National Gaming, Inc. (a)	125,168	5,209,492
Wynn Resorts Ltd.	50,000	4,692,500
		38,478,847
Hotels, Resorts & Cruise Lines - 2.0%
Accor SA	113,100	8,764,768
Marriott International, Inc. Class A	156,800	7,482,496
		16,247,264
Restaurants - 6.6%
McDonald's Corp.	601,958	26,684,798
Starbucks Corp. (a)	248,800	8,812,496
Tim Hortons, Inc.	77,529	2,245,240
Wendy's International, Inc.	487,100	16,118,139
		53,860,673
TOTAL HOTELS, RESTAURANTS & LEISURE		108,586,784
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - 0.7%
Homebuilding - 0.3%
D.R. Horton, Inc.	86,800	$ 2,299,332
Household Appliances - 0.4%
Whirlpool Corp.	43,400	3,603,068
TOTAL HOUSEHOLD DURABLES		5,902,400
INTERNET & CATALOG RETAIL - 2.0%
Catalog Retail - 1.6%
Coldwater Creek, Inc. (a)	529,600	12,985,792
Internet Retail - 0.4%
Blue Nile, Inc. (a)	99,761	3,680,183
TOTAL INTERNET & CATALOG RETAIL		16,665,975
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
Google, Inc. Class A (sub. vtg.) (a)	21,933	10,099,708
MEDIA - 23.0%
Broadcasting & Cable TV - 4.9%
Comcast Corp. Class A	720,700	30,507,231
Grupo Televisa SA de CV (CPO) sponsored ADR	339,200	9,161,792
		39,669,023
Movies & Entertainment - 13.6%
Live Nation, Inc. (a)	85,300	1,910,720
News Corp.:
Class A	2,242,424	48,167,268
Class B	75,000	1,669,500
The Walt Disney Co.	208,100	7,131,587
Time Warner, Inc.	2,226,500	48,493,170
Viacom, Inc. Class B (non-vtg.) (a)	68,900	2,826,967
		110,199,212
Publishing - 4.5%
McGraw-Hill Companies, Inc.	346,900	23,596,138
R.H. Donnelley Corp.	211,600	13,273,668
		36,869,806
TOTAL MEDIA		186,738,041
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 17.2%
Department Stores - 14.1%
Federated Department Stores, Inc.	1,370,000	$ 52,238,099
JCPenney Co., Inc.	317,800	24,585,008
Kohl's Corp. (a)	40,500	2,771,415
Nordstrom, Inc.	46,300	2,284,442
Saks, Inc.	1,341,400	23,903,748
Sears Holdings Corp. (a)	55,800	9,370,494
		115,153,206
General Merchandise Stores - 3.1%
Target Corp.	437,181	24,941,176
TOTAL MULTILINE RETAIL		140,094,382
PERSONAL PRODUCTS - 0.7%
Personal Products - 0.7%
Bare Escentuals, Inc.	172,200	5,350,254
SPECIALTY RETAIL - 24.9%
Apparel Retail - 13.1%
Abercrombie & Fitch Co. Class A	105,400	7,339,002
Aeropostale, Inc. (a)(d)	58,700	1,812,069
American Eagle Outfitters, Inc.	234,600	7,321,866
Casual Male Retail Group, Inc. (a)	314,602	4,105,556
Charlotte Russe Holding, Inc. (a)	86,600	2,662,950
Gap, Inc.	262,200	5,112,900
Gymboree Corp. (a)	347,900	13,275,864
Hot Topic, Inc. (a)	75,000	1,000,500
Limited Brands, Inc.	630,200	18,237,988
Ross Stores, Inc.	113,900	3,337,270
The Children's Place Retail Stores, Inc. (a)	147,300	9,356,496
TJX Companies, Inc.	794,100	22,647,732
Tween Brands, Inc. (a)	71,400	2,851,002
Urban Outfitters, Inc. (a)	74,100	1,706,523
Zumiez, Inc. (a)	188,000	5,553,520
		106,321,238
Computer & Electronics Retail - 4.5%
Best Buy Co., Inc.	461,500	22,701,185
Circuit City Stores, Inc.	308,200	5,849,636
RadioShack Corp. (d)	471,600	7,913,448
		36,464,269
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Home Improvement Retail - 2.6%
Home Depot, Inc.	334,500	$ 13,433,520
Lowe's Companies, Inc.	250,300	7,796,845
		21,230,365
Specialty Stores - 4.7%
Office Depot, Inc. (a)	149,300	5,698,781
OfficeMax, Inc.	139,900	6,946,035
PETsMART, Inc.	68,400	1,974,024
Staples, Inc.	726,212	19,389,860
Tiffany & Co., Inc.	110,100	4,320,324
		38,329,024
TOTAL SPECIALTY RETAIL		202,344,896
TEXTILES, APPAREL & LUXURY GOODS - 9.3%
Apparel, Accessories & Luxury Goods - 6.6%
Coach, Inc. (a)	492,100	21,140,616
Phillips-Van Heusen Corp.	170,000	8,528,900
Polo Ralph Lauren Corp. Class A	312,300	24,253,218
		53,922,734
Footwear - 2.7%
Deckers Outdoor Corp. (a)	219,600	13,165,020
Iconix Brand Group, Inc. (a)	84,800	1,644,272
NIKE, Inc. Class B	43,600	4,317,708
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	87,438	2,912,560
		22,039,560
TOTAL TEXTILES, APPAREL & LUXURY GOODS		75,962,294
TOTAL COMMON STOCKS (Cost $702,562,163)		809,068,768
Money Market Funds - 0.9%
	Shares	Value
Fidelity Cash Central Fund, 5.37% (b)	2,930,553	$ 2,930,553
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	3,874,700	3,874,700
TOTAL MONEY MARKET FUNDS (Cost $6,805,253)		6,805,253
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $709,367,416)		815,874,021
NET OTHER ASSETS - (0.4)%		(2,845,922)
NET ASSETS - 100%		$ 813,028,099
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 108,867
Fidelity Securities Lending Cash Central Fund	10,860
Total	$ 119,727
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $710,428,628. Net unrealized appreciation aggregated $105,445,393, of which $111,550,622 related to appreciated investment securities and $6,105,229 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Consumer Staples
Central Fund

(formerly Fidelity Consumer Staples
Central Investment Portfolio)

December 31, 2006

1.842161.100

CSCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BEVERAGES - 28.3%
Brewers - 5.2%
Boston Beer Co., Inc. Class A (a)	39,800	$ 1,432,004
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	30,000	1,464,000
InBev SA	114,800	7,568,854
Molson Coors Brewing Co. Class B	155,200	11,863,488
SABMiller PLC	333,400	7,672,522
		30,000,868
Distillers & Vintners - 3.1%
Brown-Forman Corp. Class B (non-vtg.)	44,500	2,947,680
Diageo PLC	373,700	7,409,537
Pernod Ricard SA	34,000	7,810,303
		18,167,520
Soft Drinks - 20.0%
Coca-Cola Femsa SA de CV sponsored ADR	77,200	2,933,600
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	156,000	6,177,600
Coca-Cola Icecek AS	200,000	1,511,833
Fomento Economico Mexicano SA de CV sponsored ADR	14,000	1,620,640
Hansen Natural Corp. (a)(d)	42,400	1,428,032
PepsiCo, Inc.	891,300	55,750,815
The Coca-Cola Co.	966,300	46,623,975
		116,046,495
TOTAL BEVERAGES		164,214,883
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Senomyx, Inc. (a)	112,000	1,454,880
FOOD & STAPLES RETAILING - 18.0%
Drug Retail - 6.4%
CVS Corp. (d)	844,266	26,096,262
Walgreen Co.	234,400	10,756,616
		36,852,878
Food Distributors - 1.6%
Sysco Corp.	207,300	7,620,348
United Natural Foods, Inc. (a)	39,600	1,422,432
		9,042,780
Food Retail - 5.7%
Kroger Co. (d)	683,000	15,756,810
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Retail - continued
Safeway, Inc.	460,500	$ 15,914,880
Tesco PLC	182,000	1,441,865
		33,113,555
Hypermarkets & Super Centers - 4.3%
Wal-Mart Stores, Inc.	546,508	25,237,739
TOTAL FOOD & STAPLES RETAILING		104,246,952
FOOD PRODUCTS - 13.7%
Agricultural Products - 2.0%
Archer-Daniels-Midland Co.	261,200	8,347,952
Biomar Holdings AS	20,000	871,028
Bunge Ltd.	20,000	1,450,200
Nutreco Holding NV	10,000	652,047
		11,321,227
Packaged Foods & Meats - 11.7%
Cadbury Schweppes PLC sponsored ADR	127,300	5,464,989
Groupe Danone	39,700	6,016,891
Kellogg Co.	144,900	7,253,694
Koninklijke Numico NV	111,000	5,971,595
Lindt & Spruengli AG	118	2,971,902
Nestle SA (Reg.)	71,555	25,418,036
PAN Fish ASA (a)	1,630,000	1,490,148
TreeHouse Foods, Inc. (a)	100	3,120
Tyson Foods, Inc. Class A	88,100	1,449,245
Unilever PLC	430,700	11,982,074
		68,021,694
TOTAL FOOD PRODUCTS		79,342,921
HOUSEHOLD DURABLES - 0.0%
Housewares & Specialties - 0.0%
Fortune Brands, Inc.	100	8,539
HOUSEHOLD PRODUCTS - 22.0%
Household Products - 22.0%
Colgate-Palmolive Co.	409,100	26,689,684
Procter & Gamble Co.	1,554,302	99,894,989
Reckitt Benckiser PLC	32,000	1,462,802
		128,047,475
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 3.4%
Personal Products - 3.4%
Avon Products, Inc.	462,811	$ 15,291,275
Bare Escentuals, Inc.	46,930	1,458,115
Herbalife Ltd. (a)	73,186	2,939,150
		19,688,540
TOBACCO - 13.2%
Tobacco - 13.2%
Altria Group, Inc.	564,080	48,409,346
British American Tobacco PLC sponsored ADR (d)	258,100	14,623,946
Loews Corp. - Carolina Group	191,200	12,374,464
Souza Cruz Industria Comerico	78,000	1,415,427
		76,823,183
TOTAL COMMON STOCKS (Cost $488,111,746)		573,827,373
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 5.37% (b)	4,083,798	4,083,798
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	25,028,750	25,028,750
TOTAL MONEY MARKET FUNDS (Cost $29,112,548)		29,112,548
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $517,224,294)		602,939,921
NET OTHER ASSETS - (3.8)%		(22,196,078)
NET ASSETS - 100%		$ 580,743,843
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 146,606
Fidelity Securities Lending Cash Central Fund	18,531
Total	$ 165,137
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $517,873,677. Net unrealized appreciation aggregated $85,066,244, of which $88,438,040 related to appreciated investment securities and $3,371,796 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Energy
Central Fund

(formerly Fidelity Energy
Central Investment Portfolio)

December 31, 2006

1.842160.100

ENCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.8%
Construction & Engineering - 0.8%
Chicago Bridge & Iron Co. NV (NY Shares)	16,925	$ 462,730
Fluor Corp.	14,900	1,216,585
Jacobs Engineering Group, Inc. (a)	49,406	4,028,565
		5,707,880
ENERGY EQUIPMENT & SERVICES - 37.2%
Oil & Gas Drilling - 16.2%
Diamond Offshore Drilling, Inc. (d)	234,780	18,768,313
GlobalSantaFe Corp.	372,674	21,905,778
Noble Corp.	524,600	39,948,290
Pride International, Inc. (a)	537,700	16,136,377
Transocean, Inc. (a)	129,000	10,434,810
		107,193,568
Oil & Gas Equipment & Services - 21.0%
Baker Hughes, Inc.	474,200	35,403,772
Halliburton Co.	562,300	17,459,415
National Oilwell Varco, Inc. (a)	372,900	22,814,022
Oceaneering International, Inc. (a)	43,800	1,738,860
Schlumberger Ltd. (NY Shares)	626,200	39,550,792
Smith International, Inc.	219,000	8,994,330
Superior Energy Services, Inc. (a)	195,800	6,398,744
W-H Energy Services, Inc. (a)	65,300	3,179,457
Weatherford International Ltd. (a)	71,300	2,979,627
		138,519,019
TOTAL ENERGY EQUIPMENT & SERVICES		245,712,587
MACHINERY - 1.7%
Construction & Farm Machinery & Heavy Trucks - 1.7%
Bucyrus International, Inc. Class A	92,900	4,808,504
Joy Global, Inc.	131,800	6,371,212
		11,179,716
OIL, GAS & CONSUMABLE FUELS - 59.4%
Coal & Consumable Fuels - 4.0%
Arch Coal, Inc. (d)	208,300	6,255,249
CONSOL Energy, Inc.	287,098	9,224,459
Foundation Coal Holdings, Inc.	41,800	1,327,568
Peabody Energy Corp.	236,095	9,540,599
		26,347,875
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - 28.4%
Chevron Corp.	827,100	$ 60,816,663
ConocoPhillips	799,200	57,502,440
Exxon Mobil Corp.	716,200	54,882,406
Hess Corp.	104,500	5,180,065
Occidental Petroleum Corp.	189,600	9,258,168
		187,639,742
Oil & Gas Exploration & Production - 19.1%
Aurora Oil & Gas Corp. (a)	266,750	856,268
Cabot Oil & Gas Corp.	220,500	13,373,325
Chesapeake Energy Corp. (d)	584,400	16,976,820
Energy Partners Ltd. (a)	75,400	1,841,268
EOG Resources, Inc.	285,100	17,804,495
Houston Exploration Co. (a)	120,754	6,252,642
Mariner Energy, Inc. (a)	183,300	3,592,680
Newfield Exploration Co. (a)	46,900	2,155,055
Noble Energy, Inc.	13,100	642,817
Petrohawk Energy Corp. (a)	265,300	3,050,950
Plains Exploration & Production Co. (a)	234,900	11,164,797
Quicksilver Resources, Inc. (a)	195,200	7,142,368
Range Resources Corp.	149,296	4,099,668
Ultra Petroleum Corp. (a)	459,000	21,917,250
XTO Energy, Inc.	324,800	15,281,840
		126,152,243
Oil & Gas Refining & Marketing - 7.9%
Petroplus Holdings AG	8,410	510,554
Sunoco, Inc.	59,500	3,710,420
Valero Energy Corp.	934,100	47,788,556
		52,009,530
TOTAL OIL, GAS & CONSUMABLE FUELS		392,149,390
TOTAL COMMON STOCKS (Cost $625,721,679)		654,749,573
Money Market Funds - 6.4%
	Shares	Value
Fidelity Cash Central Fund, 5.37% (b)	5,367,260	$ 5,367,260
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	36,936,600	36,936,600
TOTAL MONEY MARKET FUNDS (Cost $42,303,860)		42,303,860
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $668,025,539)		697,053,433
NET OTHER ASSETS - (5.5)%		(36,589,942)
NET ASSETS - 100%		$ 660,463,491
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,315
Fidelity Securities Lending Cash Central Fund	11,973
Total	$ 96,288
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $669,892,853. Net unrealized appreciation aggregated $27,160,580, of which $61,582,410 related to appreciated investment securities and $34,421,830 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Financials
Central Fund

(formerly Fidelity Financials
Central Investment Portfolio)

December 31, 2006

1.842159.100

FNCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CAPITAL MARKETS - 17.1%
Asset Management & Custody Banks - 4.6%
Affiliated Managers Group, Inc. (d)	70,600	$ 7,422,178
American Capital Strategies Ltd. (d)	180,100	8,331,426
Franklin Resources, Inc.	142,000	15,644,140
Investors Financial Services Corp.	290,300	12,387,101
Legg Mason, Inc.	73,900	7,024,195
State Street Corp.	338,600	22,835,184
		73,644,224
Diversified Capital Markets - 1.0%
UBS AG (NY Shares)	269,300	16,246,869
Investment Banking & Brokerage - 11.5%
Charles Schwab Corp.	718,300	13,891,922
E*TRADE Financial Corp.	892,200	20,003,124
KKR Private Equity Investors, LP	220,000	4,840,000
Lazard Ltd. Class A	286,500	13,562,910
Merrill Lynch & Co., Inc. (d)	644,146	59,969,993
Morgan Stanley	660,200	53,760,086
Nomura Holdings, Inc.	718,300	13,545,430
optionsXpress Holdings, Inc.	140,900	3,197,021
		182,770,486
TOTAL CAPITAL MARKETS		272,661,579
COMMERCIAL BANKS - 18.8%
Diversified Banks - 15.1%
Banco Bilbao Vizcaya Argentaria SA	677,000	16,288,620
HSBC Holdings PLC sponsored ADR (d)	244,500	22,408,425
ICICI Bank Ltd. sponsored ADR	178,700	7,458,938
Kookmin Bank sponsored ADR	118,000	9,515,520
U.S. Bancorp, Delaware	765,500	27,703,445
Unicredito Italiano Spa	2,582,000	22,634,143
Wachovia Corp.	1,186,502	67,571,289
Wells Fargo & Co.	1,886,800	67,094,608
		240,674,988
Regional Banks - 3.7%
Cathay General Bancorp	193,500	6,677,685
Colonial Bancgroup, Inc.	320,600	8,252,244
Nara Bancorp, Inc.	73,000	1,527,160
PNC Financial Services Group, Inc.	275,700	20,412,828
SVB Financial Group (a)	230,900	10,764,558
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Wintrust Financial Corp.	128,400	$ 6,165,768
Zions Bancorp	59,000	4,863,960
		58,664,203
TOTAL COMMERCIAL BANKS		299,339,191
CONSUMER FINANCE - 4.7%
Consumer Finance - 4.7%
American Express Co.	609,100	36,954,097
Capital One Financial Corp. (d)	205,500	15,786,510
Dollar Financial Corp. (a)	361,500	10,071,390
SLM Corp.	261,700	12,763,109
		75,575,106
DIVERSIFIED FINANCIAL SERVICES - 13.5%
Other Diversifed Financial Services - 12.5%
Bank of America Corp.	1,430,678	76,383,898
Citigroup, Inc.	795,499	44,309,294
JPMorgan Chase & Co.	1,626,400	78,555,120
		199,248,312
Specialized Finance - 1.0%
CBOT Holdings, Inc. Class A (a)	32,500	4,922,775
The NASDAQ Stock Market, Inc. (a)(d)	340,200	10,474,758
		15,397,533
TOTAL DIVERSIFIED FINANCIAL SERVICES		214,645,845
HOUSEHOLD DURABLES - 0.6%
Homebuilding - 0.6%
D.R. Horton, Inc.	355,400	9,414,546
INSURANCE - 31.7%
Insurance Brokers - 0.5%
National Financial Partners Corp.	187,900	8,261,963
Life & Health Insurance - 3.0%
AFLAC, Inc.	354,400	16,302,400
MetLife, Inc. (d)	547,100	32,284,371
		48,586,771
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Multi-Line Insurance - 11.3%
American International Group, Inc. (d)	2,117,336	$ 151,728,298
Hartford Financial Services Group, Inc.	302,280	28,205,747
		179,934,045
Property & Casualty Insurance - 9.1%
ACE Ltd.	848,540	51,396,068
Allied World Assurance Co. Holdings Ltd.	107,100	4,672,773
Aspen Insurance Holdings Ltd.	384,700	10,140,692
Axis Capital Holdings Ltd.	300,700	10,034,359
MBIA, Inc.	196,600	14,363,596
Old Republic International Corp.	393,400	9,158,352
The St. Paul Travelers Companies, Inc.	715,500	38,415,195
XL Capital Ltd. Class A	88,100	6,344,962
		144,525,997
Reinsurance - 7.8%
Endurance Specialty Holdings Ltd.	302,700	11,072,766
Everest Re Group Ltd.	442,000	43,364,620
IPC Holdings Ltd.	1,066,500	33,541,425
Max Re Capital Ltd.	701,800	17,418,676
Montpelier Re Holdings Ltd.	118,500	2,205,285
PartnerRe Ltd.	139,800	9,929,994
Platinum Underwriters Holdings Ltd.	198,400	6,138,496
		123,671,262
TOTAL INSURANCE		504,980,038
REAL ESTATE INVESTMENT TRUSTS - 6.6%
Mortgage REITs - 0.3%
Annaly Capital Management, Inc.	313,500	4,360,785
Residential REITs - 2.3%
Equity Lifestyle Properties, Inc.	163,600	8,904,748
Equity Residential (SBI)	552,000	28,014,000
		36,918,748
Retail REITs - 4.0%
Developers Diversified Realty Corp.	326,400	20,546,880
General Growth Properties, Inc.	453,600	23,691,528
Simon Property Group, Inc.	187,600	19,002,004
		63,240,412
TOTAL REAL ESTATE INVESTMENT TRUSTS		104,519,945
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Real Estate Management & Development - 0.9%
Mitsubishi Estate Co. Ltd.	577,000	$ 14,927,845
THRIFTS & MORTGAGE FINANCE - 5.6%
Thrifts & Mortgage Finance - 5.6%
Countrywide Financial Corp.	539,700	22,910,265
Fannie Mae	642,686	38,169,122
Hudson City Bancorp, Inc.	818,600	11,362,168
Washington Mutual, Inc.	370,500	16,854,045
		89,295,600
TOTAL COMMON STOCKS (Cost $1,330,969,912)		1,585,359,695
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 5.37% (b)	5,651,668	5,651,668
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	98,591,475	98,591,475
TOTAL MONEY MARKET FUNDS (Cost $104,243,143)		104,243,143
TOTAL INVESTMENT PORTFOLIO - 106.1% (Cost $1,435,213,055)		1,689,602,838
NET OTHER ASSETS - (6.1)%		(96,492,188)
NET ASSETS - 100%		$ 1,593,110,650
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,776
Fidelity Securities Lending Cash Central Fund	44,649
Total	$ 126,425
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,438,970,205. Net unrealized appreciation aggregated $250,632,633, of which $260,905,277 related to appreciated investment securities and $10,272,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Floating Rate
Central Fund

(formerly Fidelity Floating Rate
Central Investment Portfolio)

December 31, 2006

1.811346.102

FR1-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (c) - 83.8%
	Principal Amount	Value
Aerospace - 1.1%
BE Aerospace, Inc. term loan B 7.15% 8/24/12 (b)	$ 1,775,000	$ 1,777,219
DRS Technologies, Inc. term loan 6.704% 1/31/13 (b)	6,222,975	6,222,975
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 7.11% 12/31/11 (b)	1,171,118	1,172,582
Transdigm, Inc. term loan 7.3888% 6/23/13 (b)	8,940,000	8,973,525
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.6% 9/29/13 (b)	1,600,000	1,612,000
Tranche 2LN, term loan 11.125% 3/28/14 (b)	570,000	584,250
		20,342,551
Air Transportation - 1.2%
Delta Air Lines, Inc. Tranche B, term loan 10.1181% 3/16/08 (b)	1,030,000	1,046,738
Northwest Airlines Corp.:
Tranche A, term loan 7.1137% 12/22/18 (b)	5,000,000	4,981,250
Tranche B, term loan 8.8637% 12/22/13 (b)	2,640,000	2,640,000
UAL Corp.:
Tranche B, term loan 9.12% 2/1/12 (b)	5,223,750	5,256,398
Tranche DD, term loan 9.125% 2/1/12 (b)	746,250	750,914
US Airways Group, Inc. term loan 8.8638% 3/31/11 (b)	6,970,000	7,022,275
		21,697,575
Automotive - 6.0%
AM General LLC:
LOC 8.35% 9/30/12 (b)	322,581	325,000
term loan B 8.3633% 9/30/13 (b)	9,677,419	9,750,000
Dana Corp. term loan 7.55% 4/13/08 (b)	1,710,000	1,710,000
Delphi Corp. Tranche B, term loan 8.125% 10/8/07 (b)	5,510,000	5,516,888
Ford Motor Co. term loan 8.36% 12/15/13 (b)	30,000,000	30,037,500
General Motors Corp. term loan 7.745% 11/29/13 (b)	12,130,000	12,160,325
Oshkosh Truck Co. Tranche B, term loan 7.35% 12/6/13 (b)	10,000,000	10,006,250
Rexnord Corp. Tranche B, term loan 7.875% 7/19/13 (b)	15,606,557	15,665,082
The Goodyear Tire & Rubber Co.:
Tranche 1, Credit-Linked Deposit 7.08% 4/30/10 (b)	2,060,000	2,070,300
Tranche 2, term loan 8.14% 4/30/10 (b)	1,480,000	1,502,200
Travelcenters of America, Inc. Tranche B, term loan 7.1% 12/1/11 (b)	7,837,672	7,827,875
Floating Rate Loans (c) - continued
	Principal Amount	Value
Automotive - continued
TRW Automotive Holdings Corp. Tranche B, term loan 7.1875% 6/30/12 (b)	$ 2,742,801	$ 2,739,372
Visteon Corp. term loan 8.56% 6/13/13 (b)	9,000,000	9,033,750
		108,344,542
Banks and Thrifts - 0.3%
Charter Municipal Mortgage Acceptance Co. term loan 7.8738% 8/15/12 (b)	4,987,500	5,006,203
Broadcasting - 1.4%
Barrington Broadcasting Co., LLC term loan 7.6% 8/12/13 (b)	6,982,500	7,017,413
Entravision Communication Corp. term loan 6.87% 3/29/13 (b)	3,940,000	3,925,225
Gray Television, Inc. Tranche B, term loan 6.8749% 11/22/12 (b)	819,538	818,513
Nexstar Broadcasting, Inc. Tranche B, term loan 7.1138% 10/1/12 (b)	5,520,136	5,506,335
Spanish Broadcasting System, Inc. Tranche 1, term loan 7.12% 6/10/12 (b)	1,547,438	1,543,569
VNU, Inc. term loan 8.1254% 8/9/13 (b)	6,000,000	6,060,000
		24,871,055
Building Materials - 0.2%
Masonite International Corp. term loan 7.379% 4/5/13 (b)	3,419,675	3,334,183
Cable TV - 5.1%
Charter Communications Operating LLC Tranche B, term loan 8.005% 4/28/13 (b)	21,000,000	21,105,000
CSC Holdings, Inc. Tranche B, term loan 7.1228% 3/29/13 (b)	30,870,075	30,850,782
Liberty Cablevision of Puerto Rico LTC term loan 7.6194% 3/1/13 (b)	1,488,750	1,492,472
NTL Cable PLC Tranche B, term loan 7.38% 1/10/13 (b)	4,140,000	4,171,050
O&M Star Generation LLP 7.6269% 7/28/14 (b)	500,000	501,250
PanAmSat Corp. Tranche B2, term loan 7.8716% 1/3/14 (b)	8,000,000	8,080,000
San Juan Cable, Inc. Tranche 1, term loan 7.3656% 10/31/12 (b)	5,492,059	5,505,790
UPC Broadband Holding BV:
Tranche J2, term loan 7.64% 3/31/13 (b)	6,470,000	6,478,088
Tranche K2, term loan 7.64% 12/31/13 (b)	6,470,000	6,478,088
Wide Open West Finance LLC Tranche 1, term loan 7.6205% 5/1/13 (b)	7,420,000	7,438,550
		92,101,070
Floating Rate Loans (c) - continued
	Principal Amount	Value
Capital Goods - 2.0%
Alliance Laundry Systems LLC term loan 7.6826% 1/27/12 (b)	$ 1,801,532	$ 1,815,043
Amsted Industries, Inc.:
term loan 7.3694% 4/5/13 (b)	3,617,092	3,617,092
Tranche DD, term loan 4/5/13 (d)	2,333,333	2,286,667
Ashtead Group PLC term loan 7.1875% 8/31/11 (b)	6,000,000	5,992,500
Chart Industries, Inc. Tranche B, term loan 7.4323% 10/17/12 (b)	340,000	341,275
Dresser, Inc. term loan 8.125% 10/31/13 (b)	5,587,962	5,636,856
Flowserve Corp. term loan 6.875% 8/10/12 (b)	1,190,869	1,190,125
Invensys International Holding Ltd.:
term loan 7.37% 12/15/10 (b)	1,656,000	1,668,420
Tranche B, term loan 7.3984% 1/15/11 (b)	1,794,000	1,807,455
Kinetek Industries, Inc. Tranche B, term loan 7.85% 11/10/13 (b)	1,240,000	1,244,650
Mueller Group, Inc. term loan 7.373% 10/3/12 (b)	505,203	507,730
NACCO Materials Handling Group, Inc. term loan 7.3721% 3/21/13 (b)	2,394,000	2,391,008
Sensata Technologies BV term loan 7.1297% 4/27/13 (b)	2,721,325	2,707,718
Terex Corp. term loan 7.1137% 7/14/13 (b)	2,746,200	2,746,200
Walter Industries, Inc. term loan 7.3305% 10/3/12 (b)	397,930	397,930
Wastequip, Inc.:
Tranche B, term loan 9.25% 7/15/11 (b)	710,000	706,450
Tranche B1, term loan 7.6% 7/15/11 (b)	951,302	946,545
		36,003,664
Chemicals - 1.3%
Basell USA, Inc.:
Tranche B2, term loan 7.6% 8/1/13 (b)	190,000	191,663
Tranche C2, term loan 8.35% 8/1/14 (b)	190,000	191,663
Celanese Holding LLC term loan 7.1137% 4/6/11 (b)	2,164,421	2,172,538
INEOS US Finance:
Tranche B, term loan 7.6111% 1/31/13 (b)	1,504,800	1,517,967
Tranche C, term loan 8.1111% 1/31/14 (b)	1,504,800	1,516,086
ISP Chemco, Inc. Tranche B, term loan 7.4081% 2/16/13 (b)	2,977,500	2,984,944
Lyondell Chemical Co. term loan 7.1213% 8/13/13 (b)	4,987,500	5,012,438
PQ Corp. term loan 7.37% 2/11/12 (b)	3,242,250	3,254,408
Solutia, Inc. Tranche B, term loan 8.96% 3/31/07 (b)	1,080,000	1,084,050
The Mosaic Co. Tranche B, term loan 7.1132% 12/1/13 (b)	5,090,000	5,121,813
		23,047,570
Floating Rate Loans (c) - continued
	Principal Amount	Value
Consumer Products - 1.3%
American Safety Razor Co. term loan 7.8533% 7/31/13 (b)	$ 1,671,600	$ 1,679,958
Central Garden & Pet Co. Tranche B, term loan 6.85% 9/12/12 (b)	2,620,200	2,616,925
Chattem, Inc. term loan 9% 12/19/12 (b)	2,760,000	2,770,350
Fender Musical Instrument Corp. Tranche B1, term loan 8.13% 3/30/12 (b)	553,862	556,631
NPI Merger Corp. term loan 7.3696% 4/26/13 (b)	6,153,500	6,161,192
Simmons Bedding Co. Tranche D, term loan 7.2743% 12/19/11 (b)	4,605,046	4,616,559
Sports Authority, Inc. Tranche B, term loan 7.6144% 5/3/13 (b)	5,875,475	5,868,131
		24,269,746
Containers - 1.4%
BWAY Corp. Tranche B, term loan 7.1875% 7/17/13 (b)	5,352,632	5,366,013
Crown Holdings, Inc.:
term loan B 7.1238% 11/15/12 (b)	1,980,000	1,980,000
Tranche B, term loan 7.1238% 11/15/12 (b)	11,236,500	11,236,500
Graham Packaging Holdings Co. Tranche B, term loan 7.6873% 10/4/11 (b)	516,051	520,566
Owens-Brockway Glass Container, Inc. Tranche B, term loan 6.85% 6/14/13 (b)	6,431,950	6,415,870
		25,518,949
Diversified Financial Services - 2.5%
AlixPartners LLP Tranche B, term loan 7.88% 10/12/13 (b)	13,000,000	13,097,500
AWAS Aviation Acquisitions Ltd.:
Tranche 1, term loan 7.125% 3/15/13 (b)	2,698,970	2,651,738
Tranche 2, term loan 11.375% 3/15/13 (b)	1,470,104	1,488,480
iPayment, Inc. term loan 7.358% 5/10/13 (b)	4,962,500	4,943,891
IPC Acquisition Corp. Class B1, term loan 7.8638% 9/29/13 (b)	2,420,000	2,432,100
LPL Holdings, Inc. Tranche C, term loan 8.1137% 6/29/14 (b)	10,000,000	10,050,000
Newkirk Master LP Tranche B, term loan 7.0994% 8/11/08 (b)	474,239	473,647
Tempus Public Foundation Generation Holdings LLC:
term loan:
7.37% 12/15/13 (b)	1,505,427	1,512,954
Floating Rate Loans (c) - continued
	Principal Amount	Value
Diversified Financial Services - continued
Tempus Public Foundation Generation Holdings LLC: - continued
7.37% 12/15/13 (b)	$ 471,921	$ 474,280
Tranche 1LN, term loan 7.37% 12/15/13 (b)	8,022,652	8,062,765
		45,187,355
Diversified Media - 0.8%
Advantage Sales & Marketing LLC term loan 7.435% 3/29/13 (b)	2,262,900	2,254,414
Affinion Group, Inc. Tranche B, term loan 8.1216% 10/17/12 (b)	4,603,659	4,615,168
LBI Media, Inc. Tranche B, term loan 6.8686% 3/31/12 (b)	426,091	419,700
NextMedia Operating, Inc.:
Tranche 1, term loan 7.35% 11/18/12 (b)	613,800	610,731
Tranche 2, term loan 9.85% 11/18/13 (b)	3,000,000	3,015,000
Quebecor Media, Inc. Tranche B, term loan 7.3724% 1/17/13 (b)	2,560,650	2,573,453
R.H. Donnelley Corp.:
Tranche A4, term loan 6.6263% 12/31/09 (b)	429,413	428,340
Tranche D1, term loan 6.87% 6/30/11 (b)	1,441,890	1,438,286
		15,355,092
Electric Utilities - 5.1%
Boston Generating LLC:
Credit-Linked Deposit 7.6156% 12/21/13 (b)	2,415,517	2,424,575
Tranche 1LN, revolver loan 7.6156% 12/21/13 (b)	676,345	678,881
Tranche 2LN, term loan 9.6% 6/20/14 (b)	2,270,000	2,321,075
Tranche B 1LN, term loan 7.6% 12/21/13 (b)	10,918,138	10,959,081
Coleto Creek WLE LP:
LOC 8.0137% 6/28/13 (b)	2,082,803	2,080,199
term loan 8.1138% 6/28/13 (b)	15,837,611	15,837,611
Covanta Energy Corp. Tranche 1:
Credit-Linked Deposit 7.6% 6/24/12 (b)	3,142,782	3,170,281
term loan 7.6149% 6/24/12 (b)	2,246,492	2,266,149
Dynegy Holdings, Inc. 6.85% 4/19/12 (b)	6,000,000	6,000,000
LSP Gen Finance Co. LLC:
Tranche 2, term loan 8.8638% 5/4/14 (b)	480,000	483,600
Tranche B1, term loan 7.1138% 5/4/13 (b)	9,285,580	9,285,580
Mirant North America LLC term loan 7.1% 1/3/13 (b)	8,068,600	8,068,600
NRG Energy, Inc.:
Credit-Linked Deposit 7.3637% 2/1/13 (b)	1,856,631	1,868,235
term loan 7.3638% 2/1/13 (b)	14,251,444	14,340,516
Floating Rate Loans (c) - continued
	Principal Amount	Value
Electric Utilities - continued
O&M Star Generation LLP term loan 7.6269% 7/28/14 (b)	$ 7,415,212	$ 7,433,750
Plum Point Energy Association LLC:
Credit-Linked Deposit 8.6138% 3/14/14 (b)	971,429	976,286
term loan 8.6137% 3/14/14 (b)	3,349,385	3,374,505
		91,568,924
Energy - 4.4%
Alon USA, Inc. term loan 7.6485% 6/22/13 (b)	2,169,100	2,174,523
Boart Longyear Holdings, Inc.:
Tranche 1LN, term loan 8.6138% 10/6/12 (b)	6,982,500	7,017,413
Tranche 2LN, term loan 12.3637% 10/6/13 (b)	2,000,000	1,975,000
Citgo Petroleum Corp. Tranche B, term loan 6.7419% 11/15/12 (b)	1,699,690	1,697,565
Coffeyville Resources LLC:
Credit-Linked Deposit 8.36% 12/21/13 (b)	810,811	815,878
Tranche D, term loan 8.36% 12/21/13 (b)	4,189,189	4,215,372
Eagle Rock Gas Gathering & Processing Ltd. term loan 7.57% 12/1/10 (b)	2,953,111	2,953,111
El Paso Corp. 7.322% 7/31/11 (b)	6,795,000	6,795,000
Energy Transfer Equity LP term loan 7.1% 2/8/12 (b)	5,000,000	5,018,750
Helix Energy Solutions Group, Inc. term loan 7.4524% 7/1/13 (b)	4,987,425	4,993,659
Nebraska Energy, Inc.:
Tranche 2LN, term loan 11.75% 5/1/14 (b)	2,170,000	2,202,550
Tranche B 1LN, term loan 7.87% 11/1/13 (b)	13,432,520	13,566,846
Tranche B, Credit-Linked Deposit 7.87% 11/1/13 (b)	1,587,480	1,603,354
Petroleum Geo-Services ASA term loan 7.61% 12/16/12 (b)	954,437	959,209
Sandridge Energy, Inc. term loan 10.1904% 11/21/07 (b)	10,000,000	10,075,000
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.4888% 10/31/12 (b)	1,677,696	1,681,890
term loan:
7.6% 10/31/07 (b)	1,000,000	1,000,000
7.6237% 10/31/12 (b)	6,903,021	6,920,279
Vulcan/Plains Resources, Inc. term loan 6.8706% 8/12/11 (b)	513,188	511,905
W&T Offshore, Inc. Tranche B, term loan 7.62% 8/24/10 (b)	3,120,000	3,131,700
		79,309,004
Entertainment/Film - 1.3%
AMC Entertainment, Inc. term loan 7.475% 1/26/13 (b)	1,925,450	1,935,077
Floating Rate Loans (c) - continued
	Principal Amount	Value
Entertainment/Film - continued
Cinemark USA, Inc. term loan 7.38% 10/5/13 (b)	$ 1,982,500	$ 1,992,413
MGM Holdings II, Inc. Class A, term loan 8.613% 4/8/11 (b)	8,085,366	8,044,939
Muzak Holdings LLC term loan 10.13% 4/15/08 (b)	4,962,217	5,018,042
Revolution Studios LLC term loan 9.1% 12/21/14 (b)	6,000,000	6,015,000
		23,005,471
Environmental - 0.6%
Allied Waste Industries, Inc.:
term loan 7.1623% 1/15/12 (b)	8,429,060	8,460,669
Tranche A, Credit-Linked Deposit 7.0725% 1/15/12 (b)	2,969,213	2,980,347
		11,441,016
Food and Drug Retail - 0.9%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan 7.9375% 7/30/11 (b)	5,810,200	5,810,200
Orchard Supply Hardware LLC term loan 8.1% 12/21/13 (b)	5,680,000	5,736,800
SUPERVALU, Inc. Tranche B, term loan 7.1% 6/2/12 (b)	5,255,300	5,268,438
		16,815,438
Food/Beverage/Tobacco - 2.4%
Bolthouse Farms, Inc. Tranche 1, term loan 7.625% 12/16/12 (b)	4,484,862	4,496,075
Centerplate, Inc. term loan 8.63% 10/1/10 (b)	4,846,200	4,846,200
Commonwealth Brands, Inc. term loan 7.6875% 12/22/12 (b)	2,764,573	2,785,308
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (b)	5,833,333	5,855,208
Del Monte Corp. Tranche B, term loan 6.9628% 2/8/12 (b)	1,472,600	1,472,600
Mafco Worldwide Corp. term loan 7.3594% 12/8/11 (b)	2,196,494	2,196,494
Michael Foods, Inc. Tranche B, term loan 7.35% 11/21/10 (b)	114,906	114,906
Pierre Foods, Inc. Tranche B, term loan B 7.61% 6/30/10 (b)	6,060,000	6,082,725
Reynolds American, Inc. Tranche B, term loan 7.14% 5/31/12 (b)	14,925,000	15,018,281
		42,867,797
Gaming - 1.7%
Ameristar Casinos, Inc. term loan 6.85% 11/10/12 (b)	564,300	565,005
Green Valley Ranch Gaming LLC term loan 7.363% 12/17/11 (b)	2,148,650	2,145,964
Floating Rate Loans (c) - continued
	Principal Amount	Value
Gaming - continued
Greenwood Racing, Inc. term loan 7.6% 11/28/11 (b)	$ 2,300,000	$ 2,311,500
Isle of Capri Casinos, Inc. term loan 7.1839% 2/4/11 (b)	196,000	196,490
Kerzner International Ltd.:
term loan 8.3531% 9/1/13 (b)	10,928,571	10,750,982
Class DD, term loan 8.3531% 9/1/13 (b)(d)	6,375,000	6,271,406
Pinnacle Entertainment, Inc. Tranche B, term loan 7.35% 12/14/11 (b)	360,000	360,900
Venetian Casino Resort LLC Tranche B, term loan 7.12% 6/15/11 (b)	5,908,547	5,923,318
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 7.255% 8/15/13 (b)	2,820,000	2,820,000
		31,345,565
Healthcare - 11.4%
Accellent, Inc. term loan 7.37% 11/22/12 (b)	2,890,800	2,887,187
AmeriPath, Inc. Tranche B, term loan 7.36% 10/31/12 (b)	11,344,083	11,344,083
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.3811% 2/7/12 (b)	9,684,005	9,708,215
Community Health Systems, Inc. term loan:
7.11% 2/29/12 (b)	4,987,500	4,999,969
7.12% 8/19/11 (b)	5,889,647	5,904,371
CRC Health Group, Inc.:
term loan 7.8637% 2/6/13 (b)	1,032,213	1,033,503
Tranche AO, term loan 7.8637% 2/6/13 (b)	680,899	681,750
DaVita, Inc. Tranche B, term loan 7.4216% 10/5/12 (b)	15,480,619	15,596,724
DJO, Inc. Tranche B, term loan 6.875% 4/7/13 (b)	392,700	391,718
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.7398% 3/31/12 (b)	17,865,000	17,786,841
Genoa Healthcare Group LLC Tranche 1, term loan 8.6134% 8/4/12 (b)	1,307,625	1,307,625
Golden Gate National Senior Care LLC:
Tranche 1, term loan 8.1138% 3/14/11 (b)	5,230,475	5,269,704
Tranche 2, term loan 13.1138% 9/14/11 (b)	3,000,000	3,037,500
HCA, Inc. Tranche B, term loan 7.8638% 11/17/13 (b)	44,000,000	44,549,986
HealthSouth Corp. term loan 8.62% 3/10/13 (b)	14,925,000	15,036,938
LifeCare Holdings, Inc. term loan 7.6% 8/11/12 (b)	3,233,668	3,039,648
LifePoint Hospitals, Inc. Tranche B, term loan 6.975% 4/15/12 (b)	3,064,304	3,048,982
National Mentor, Inc.:
Credit-Linked Deposit 7.84% 6/29/13 (b)	282,143	283,906
Tranche B, term loan 7.8734% 6/29/13 (b)	4,694,268	4,717,739
Floating Rate Loans (c) - continued
	Principal Amount	Value
Healthcare - continued
National Renal Institutes, Inc. term loan 7.625% 3/31/13 (b)	$ 9,901,761	$ 9,877,007
Orthofix International NV term loan 7.12% 9/22/13 (b)	6,045,630	6,045,630
Per-Se Technologies, Inc. Tranche B, term loan 9.5% 1/6/13 (b)	3,540,230	3,538,017
Psychiatric Solutions, Inc. term loan 7.0994% 7/1/12 (b)	5,510,769	5,503,881
Renal Advantage, Inc. Tranche B, term loan 7.86% 9/30/12 (b)	3,930,102	3,954,665
Service Corp. International term loan 7.3555% 11/28/09 (b)	4,153,333	4,184,483
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 8.3754% 11/9/11 (b)	5,057,325	5,082,612
Tranche 2LN, term loan 12.36% 11/9/12 (b)	3,000,000	3,022,500
Team Health, Inc. term loan 7.8706% 11/22/12 (b)	4,791,600	4,803,579
U.S. Oncology, Inc. Tranche C, term loan 7.9375% 8/20/11 (b)	550,000	552,063
United Surgical Partners Holdings, Inc. term loan 7.1452% 6/7/13 (b)	2,985,000	2,992,463
Vicar Operating, Inc. term loan 6.875% 5/16/11 (b)	5,527,266	5,513,448
		205,696,737
Homebuilding/Real Estate - 2.3%
Capital Automotive (REIT) Tranche B, term loan 7.1% 12/16/10 (b)	16,877,382	16,982,866
CB Richard Ellis Group, Inc. Tranche B, term loan 6.8568% 12/20/13 (b)	10,000,000	10,000,000
General Growth Properties, Inc. Tranche A1, term loan 6.6% 2/24/10 (b)	11,200,000	11,144,000
Lion Gables Realty LP term loan 7.1% 3/31/07 (b)	196,842	196,842
North Las Vegas/Olympia Group Tranche 1, term loan 8.1137% 5/9/11 (b)	1,250,917	1,244,663
Shea Mountain House LLC Tranche B, term loan 7.36% 5/11/11 (b)	2,411,775	2,363,540
		41,931,911
Leisure - 2.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 7.87% 6/8/12 (b)	2,977,500	3,007,275
Easton Bell Sports, Inc. Tranche B, term loan 7.1% 3/16/12 (b)	2,431,625	2,428,585
Intrawest Resorts term loan 7.35% 10/25/07 (b)	15,000,000	15,000,000
London Arena & Waterfront Finance LLC Tranche A, term loan 8.8531% 3/8/12 (b)	3,602,775	3,620,789
Floating Rate Loans (c) - continued
	Principal Amount	Value
Leisure - continued
Mega Brands, Inc. Tranche B, term loan 7.1875% 7/26/12 (b)	$ 434,500	$ 434,500
Six Flags Theme Park, Inc. Tranche B1, term loan 8.7299% 6/30/09 (b)	7,959,184	8,048,724
Southwest Sports Group, Inc. Tranche B, term loan 7.875% 12/22/10 (b)	5,000,000	4,975,000
		37,514,873
Metals/Mining - 0.5%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 7.1138% 10/26/12 (b)	1,158,300	1,158,300
Compass Minerals Tranche B, term loan 6.8782% 12/22/12 (b)	5,573,601	5,573,601
Novelis, Inc. term loan 7.62% 1/7/12 (b)	2,178,462	2,181,185
		8,913,086
Paper - 1.2%
Cumberland Farms, Inc. term loan 7.3672% 9/29/13 (b)	4,987,500	5,006,203
Georgia-Pacific Corp. Tranche B1, term loan 7.3561% 12/23/12 (b)	11,884,962	11,959,243
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.32% 11/1/10 (b)	655,111	658,386
Tranche B, term loan 7.625% 11/1/11 (b)	2,631,709	2,644,867
Tranche C, term loan 7.625% 11/1/11 (b)	1,898,859	1,913,101
Tranche C1, term loan 7.625% 11/1/11 (b)	496,567	500,912
Xerium Technologies, Inc. Tranche B, term loan 7.8638% 5/18/12 (b)	3,750	3,750
		22,686,462
Publishing/Printing - 1.6%
Banta Corp. term loan 7.11% 11/20/13 (b)	1,840,000	1,842,300
Cenveo Corp. term loan 7.3655% 6/21/13 (b)	1,845,375	1,847,682
Dex Media West LLC/Dex Media West Finance Co.:
Tranche B, term loan 6.8693% 3/9/10 (b)	9,467,120	9,455,286
Tranche B1, term loan 6.8758% 3/10/10 (b)	3,982,022	3,977,045
MediMedia USA, Inc. Tranche B, term loan 7.8457% 10/5/13 (b)	1,027,425	1,031,278
Newspaper Holdings, Inc. Tranche B, term loan 6.875% 8/24/12 (b)	370,000	366,300
PRIMEDIA, Inc. Tranche B, term loan 7.6% 9/30/13 (b)	3,138,300	3,130,454
Yell Group PLC term loan B1 7.35% 2/10/13 (b)	7,120,000	7,173,400
		28,823,745
Floating Rate Loans (c) - continued
	Principal Amount	Value
Railroad - 0.9%
Helm Holding Corp. Tranche 1, term loan 7.8723% 7/8/11 (b)	$ 1,703,641	$ 1,707,900
Kansas City Southern Railway Co. Tranche B, term loan 7.1061% 4/28/13 (b)	11,186,377	11,186,377
RailAmerica, Inc. term loan 7.375% 9/29/11 (b)	2,875,179	2,875,179
		15,769,456
Restaurants - 1.1%
Arby's Restaurant Group, Inc. Tranche B, term loan 7.6079% 7/25/12 (b)	3,610,968	3,624,509
Burger King Corp. Tranche B1, term loan 6.875% 6/30/12 (b)	2,753,548	2,750,106
Del Taco Tranche B, term loan 7.62% 3/29/13 (b)	5,911,399	5,926,178
Domino's, Inc. term loan 6.875% 6/25/10 (b)	4,223,469	4,212,910
Landry's Seafood Restaurants, Inc. term loan 7.12% 12/28/10 (b)	1,182,031	1,182,031
NPC International, Inc. term loan 7.12% 5/3/13 (b)	2,258,333	2,252,688
		19,948,422
Services - 4.1%
Acosta, Inc. term loan 8.1% 7/28/13 (b)	1,995,000	2,012,456
Allied Security Holdings LLC term loan 8.37% 6/30/10 (b)	2,001,636	2,011,645
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 6.63% 4/19/12 (b)	9,740,081	9,691,381
Coinmach Corp. Tranche B1, term loan 7.8769% 12/19/12 (b)	5,926,997	5,986,267
Coinstar, Inc. term loan 7.5099% 7/1/11 (b)	747,810	751,549
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 7.875% 5/23/13 (b)	9,975,000	10,037,344
Iron Mountain, Inc.:
term loan 7.0938% 4/2/11 (b)	3,900,000	3,900,000
Tranche C, term loan 7.125% 4/2/11 (b)	3,665,844	3,665,844
NES Rentals Holdings, Inc. Tranche 2, term loan 12.125% 7/21/13 (b)	3,000,000	3,022,500
RSC Equipment Rental Tranche 2LN, term loan 8.8466% 11/30/13 (b)	5,000,000	5,056,250
Rural/Metro Corp.:
Credit-Linked Deposit 7.45% 3/4/11 (b)	2,671,273	2,684,629
term loan 7.611% 3/4/11 (b)	4,380,584	4,402,487
Sedgwick CMS Holdings, Inc. Tranche B, term loan 7.6137% 1/31/13 (b)	1,274,033	1,275,625
Floating Rate Loans (c) - continued
	Principal Amount	Value
Services - continued
United Rentals, Inc.:
term loan 7.35% 2/14/11 (b)	$ 1,268,729	$ 1,276,659
Tranche B, Credit-Linked Deposit 7.22% 2/14/11 (b)	575,996	579,596
US Investigations Services, Inc.:
term loan 7.87% 10/14/12 (b)	6,412,889	6,444,954
term loan D 7.87% 10/14/12 (b)	718,200	721,791
West Corp. term loan 8.1% 10/24/13 (b)	10,000,000	10,025,000
		73,545,977
Shipping - 0.4%
Baker Tanks, Inc. Tranche B, term loan 7.6% 11/23/12 (b)	813,214	817,280
Laidlaw International, Inc. Class B, term loan 7.11% 7/31/13 (b)	6,423,900	6,456,020
		7,273,300
Specialty Retailing - 0.6%
Oriental Trading Co., Inc. term loan 2 11.47% 1/31/14 (b)	2,000,000	2,007,500
Sally Holdings LLC Tranche B, term loan 7.87% 11/10/13 (b)	8,199,450	8,219,949
		10,227,449
Steels - 0.1%
John Maneely Co. term loan 10.5% 12/8/13 (b)	1,120,000	1,120,000
Super Retail - 2.9%
Buhrmann US, Inc. Class D1, term loan 7.1106% 12/31/10 (b)	5,000,000	5,000,000
Burlington Coat Factory Warehouse Corp. term loan 7.62% 5/28/13 (b)	4,912,500	4,851,094
FTD, Inc. term loan 7.35% 7/28/13 (b)	568,575	569,996
J. Crew Group, Inc. term loan 7.1531% 5/15/13 (b)	6,084,211	6,069,000
Michaels Stores, Inc. Tranche B, term loan 8.375% 10/31/13 (b)	11,750,000	11,838,125
Neiman Marcus Group, Inc. term loan 7.6022% 4/6/13 (b)	4,746,835	4,770,570
PETCO Animal Supplies, Inc. term loan 8.1% 10/26/13 (b)	10,600,000	10,666,250
Toys 'R' US, Inc. term loan 8.3494% 12/9/08 (b)	9,000,000	9,056,250
		52,821,285
Technology - 8.0%
Activant Solutions Holdings, Inc. term loan 7.375% 5/2/13 (b)	4,782,692	4,740,844
Acxiom Corp. term loan 7.1033% 9/15/12 (b)	4,987,500	5,006,203
Floating Rate Loans (c) - continued
	Principal Amount	Value
Technology - continued
Advanced Micro Devices, Inc. term loan 7.62% 12/31/13 (b)	$ 15,070,397	$ 15,202,263
Affiliated Computer Services, Inc.:
term loan 7.35% 3/20/13 (b)	4,561,444	4,567,145
Tranche B2, term loan 7.3597% 3/20/13 (b)	4,975,000	4,981,219
Eastman Kodak Co. term loan 7.6% 10/18/12 (b)	2,178,655	2,186,825
Fidelity National Information Solutions, Inc. Tranche B, term loan 7.1% 3/9/13 (b)	5,363,000	5,359,648
Freescale Semiconductor, Inc. term loan 7.3694% 12/1/13 (b)	20,000,000	20,125,000
Intergraph Corp. Tranche 1LN, term loan 7.87% 5/29/14 (b)	7,000,000	7,026,250
IPC Acquisition Corp. Class 2, term loan 11.8638% 9/29/14 (b)	4,420,000	4,442,100
ON Semiconductor Corp. Tranche H, term loan 7.614% 12/15/11 (b)	924,375	924,375
Open Solutions, Inc. Tranche 1, term loan 7.87% 6/14/11 (b)	3,023,449	3,023,449
Reynolds & Reynolds Co. Tranche 1LN, term loan 7.85% 10/26/12 (b)	9,975,000	10,037,344
Riverdeep Interactive Learning USA, Inc. term loan:
8.1% 12/21/13 (b)	6,740,000	6,765,275
11.0656% 12/21/07 (b)	5,510,000	5,510,000
Sanmina-SCI Corp. term loan 7.9375% 1/31/08 (b)	6,880,000	6,888,600
Serena Software, Inc. term loan 7.6181% 3/10/13 (b)	8,218,750	8,218,750
SS&C Technologies, Inc. term loan 7.8634% 11/23/12 (b)	2,286,461	2,297,893
SunGard Data Systems, Inc. Tranche B, term loan 7.8753% 2/10/13 (b)	17,759,848	17,959,647
Targus Group International, Inc. Tranche 1B, term loan 8.87% 11/21/12 (b)	4,914,474	4,816,184
TTM Technologies, Inc. term loan 8.513% 10/27/12 (b)	5,000,000	5,018,750
UGS Holdings, Inc. Tranche C, term loan 7.1256% 3/31/12 (b)	408,276	408,276
		145,506,040
Telecommunications - 5.1%
Alaska Communications Systems Holding term loan:
7.1138% 2/1/12 (b)	7,100,000	7,091,125
7.1138% 2/1/12 (b)	1,000,000	998,750
American Cellular Corp.:
term loan B 7.63% 8/7/13 (b)	5,808,750	5,830,533
term loan DD 7.63% 8/7/13 (b)(d)	814,491	811,436
Floating Rate Loans (c) - continued
	Principal Amount	Value
Telecommunications - continued
Centennial Cellular Operating Co. LLC term loan 7.6142% 2/9/11 (b)	$ 4,000,000	$ 4,020,000
Consolidated Communications, Inc. Tranche D, term loan 7.366% 10/14/11 (b)	6,000,000	6,000,000
Digicel International Finance Ltd. term loan 7.875% 7/31/13 (b)	7,000,000	7,000,000
Intelsat Ltd. Tranche B, term loan 7.6216% 7/3/13 (b)	8,000,000	8,060,000
Knology, Inc. Tranche B, term loan 7.8753% 6/29/10 (b)	991,990	996,950
Leap Wireless International, Inc. Tranche B, term loan 8.1138% 6/16/13 (b)	4,676,500	4,717,419
Madison River Capital LLC/Madison River Finance Corp. Tranche B1, term loan 7.62% 7/29/12 (b)	1,257,905	1,259,477
MetroPCS Wireless, Inc. Tranche B, term loan 7.875% 11/3/13 (b)	9,975,000	10,024,875
NTELOS, Inc. Tranche B1, term loan 7.6% 8/24/11 (b)	7,658,105	7,677,250
Time Warner Telecom, Inc. Tranche B, term loan 7.6% 1/7/13 (b)	2,192,100	2,208,541
Wind Telecomunicazioni Spa term loan 12.54% 12/21/11 (b)	15,000,000	15,206,250
Windstream Corp. Class B, term loan 7.12% 7/17/13 (b)	10,000,000	10,062,500
		91,965,106
Textiles & Apparel - 0.5%
Hanesbrands, Inc.:
term loan 9.1875% 3/5/14 (b)	3,000,000	3,086,250
term loan B1 7.681% 9/5/13 (b)	4,630,357	4,682,449
William Carter Co. term loan 6.8696% 6/29/12 (b)	584,863	583,401
		8,352,100
TOTAL FLOATING RATE LOANS (Cost $1,510,866,728)		1,513,528,719
Nonconvertible Bonds - 14.3%

Air Transportation - 0.2%
Continental Airlines, Inc. 8.495% 6/2/13 (b)	3,000,000	3,045,000
Automotive - 3.2%
Ford Motor Credit Co.:
6.315% 3/21/07 (b)	5,000,000	4,994,000
9.8238% 4/15/12 (b)	13,700,000	14,607,625
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - continued
General Motors Acceptance Corp.:
6.225% 3/20/07 (b)	$ 1,000,000	$ 1,000,066
6.2738% 1/16/07 (b)	16,605,000	16,604,884
6.3238% 7/16/07 (b)	17,400,000	17,419,819
6.5156% 9/23/08 (b)	3,000,000	3,017,121
		57,643,515
Banks and Thrifts - 2.5%
Residential Capital Corp. 6.4738% 4/17/09 (b)	5,000,000	5,050,295
Residential Capital LLC 5.85% 6/9/08 (b)	40,000,000	39,914,000
		44,964,295
Broadcasting - 0.3%
Paxson Communications Corp. 8.6238% 1/15/12 (a)(b)	5,000,000	5,075,000
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	1,845,800
Capital Goods - 0.3%
Esco Corp. 9.235% 12/15/13 (a)(b)	5,250,000	5,341,875
Consumer Products - 0.0%
NPI Merger Corp. 9.4% 10/15/13 (a)(b)	260,000	268,125
Diversified Financial Services - 0.7%
Residential Capital Corp.:
6.7388% 6/29/07 (b)	5,000,000	5,024,760
7.2044% 4/17/09 (a)(b)	7,000,000	7,008,750
		12,033,510
Energy - 1.7%
El Paso Performance-Linked Trust 7.75% 7/15/11 (a)	6,000,000	6,270,000
Stone Energy Corp.:
6.75% 12/15/14	19,762,000	18,773,900
8.1238% 7/15/10 (a)(b)	5,000,000	4,993,750
		30,037,650
Gaming - 0.3%
Chukchansi Economic Development Authority 8.8769% 11/15/12 (a)(b)	5,000,000	5,181,250
Healthcare - 0.1%
Ventas Realty LP 6.75% 4/1/17	1,000,000	1,025,000
Metals/Mining - 0.3%
FMG Finance Pty Ltd. 9.3694% 9/1/11 (a)(b)	6,000,000	5,985,000
Publishing/Printing - 0.0%
The Reader's Digest Association, Inc. 6.5% 3/1/11	820,000	841,525
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.8738% 5/15/14 (a)(b)	$ 310,000	$ 299,925
Super Retail - 0.4%
GSC Holdings Corp./Gamestop, Inc. 9.2466% 10/1/11 (b)	7,000,000	7,280,000
Technology - 2.7%
Avago Technologies Finance Ltd. 10.8694% 6/1/13 (a)(b)	5,000,000	5,200,000
Conexant Systems, Inc. 9.1263% 11/15/10 (a)(b)	2,710,000	2,750,650
Freescale Semiconductor, Inc. 9.25% 12/15/14 (a)(b)	23,925,000	23,716,853
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.61% 12/15/11 (b)	3,000,000	2,580,000
Nortel Networks Corp. 9.6238% 7/15/11 (a)(b)	3,680,000	3,877,800
NXP BV 8.118% 10/15/13 (a)(b)	10,000,000	10,137,500
SunGard Data Systems, Inc. 9.9725% 8/15/13 (b)	1,090,000	1,128,150
		49,390,953
Telecommunications - 1.4%
Intelsat Ltd. 11.3544% 6/15/13 (a)(b)	2,000,000	2,100,000
Intelsat Subsidiary Holding Co. Ltd. 10.4844% 1/15/12 (b)	4,395,000	4,433,456
Level 3 Financing, Inc. 11.8% 3/15/11 (b)	4,000,000	4,230,000
Qwest Corp. 8.61% 6/15/13 (b)	7,840,000	8,493,072
Rogers Communications, Inc. 8.485% 12/15/10 (b)	6,000,000	6,135,000
		25,391,528
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 8.735% 12/15/14 (a)(b)	1,880,000	1,910,550
TOTAL NONCONVERTIBLE BONDS (Cost $256,779,920)		257,560,501
Cash Equivalents - 3.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.33%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Government Obligations) # (Cost $61,564,000)	$ 61,600,445	$ 61,564,000
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,829,210,648)		1,832,653,220
NET OTHER ASSETS - (1.5)%		(27,496,583)
NET ASSETS - 100%		$ 1,805,156,637
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,117,028 or 5.0% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(d) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $7,194,583 and $7,076,562, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$61,564,000 due 1/02/07 at 5.33%
BNP Paribas Securities Corp.	$ 1,734,135
Banc of America Securities LLC	23,229,745
Bank of America, NA	12,356,248
Barclays Capital, Inc.	4,942,499
Citigroup Global Markets, Inc.	2,471,250
Countrywide Securities Corp.	10,034,187
UBS Securities LLC	5,560,311
WestLB AG	1,235,625
$ 61,564,000
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,829,094,676. Net unrealized appreciation aggregated $3,558,544, of which $8,026,411 related to appreciated investment securities and $4,467,867 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Health Care
Central Fund

(formerly Fidelity Health Care
Central Investment Portfolio)

December 31, 2006

1.842158.100

HCCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
BIOTECHNOLOGY - 10.9%
Biotechnology - 10.9%
Acadia Pharmaceuticals, Inc. (a)	38,500	$ 338,415
Alexion Pharmaceuticals, Inc. (a)	3,700	149,443
Alnylam Pharmaceuticals, Inc. (a)	75,900	1,624,260
Altus Pharmaceuticals, Inc.	22,500	424,125
Amgen, Inc. (a)	318,090	21,728,728
Amylin Pharmaceuticals, Inc. (a)	73,900	2,665,573
Arena Pharmaceuticals, Inc. (a)	31,100	401,501
BioCryst Pharmaceuticals, Inc. (a)(d)	67,500	780,300
Biogen Idec, Inc. (a)	40,632	1,998,688
BioMarin Pharmaceutical, Inc. (a)	68,800	1,127,632
Celgene Corp. (a)	181,900	10,464,707
Cephalon, Inc. (a)	12,000	844,920
CV Therapeutics, Inc. (a)	33,000	460,680
deCODE genetics, Inc. (a)	156,000	706,680
Genentech, Inc. (a)	66,400	5,387,032
Genzyme Corp. (a)	81,200	5,000,296
Gilead Sciences, Inc. (a)	164,100	10,655,013
GTx, Inc. (a)	52,700	940,168
Human Genome Sciences, Inc. (a)	67,600	840,944
Isis Pharmaceuticals, Inc. (a)	117,500	1,306,600
MannKind Corp. (a)	9,100	150,059
Martek Biosciences (a)	900	21,006
Medarex, Inc. (a)	129,200	1,910,868
MedImmune, Inc. (a)	80,000	2,589,600
Memory Pharmaceuticals Corp. (a)	190,000	463,600
Omrix Biopharmaceuticals, Inc.	32,100	971,346
Orchid Cellmark, Inc. (a)	1,100	3,410
OSI Pharmaceuticals, Inc. (a)(d)	382,100	13,365,858
PDL BioPharma, Inc. (a)	108,900	2,193,246
Tercica, Inc. (a)	116,400	582,000
Theravance, Inc. (a)	35,000	1,081,150
Transition Therapeutics, Inc. (a)	314,500	418,075
Vanda Pharmaceuticals, Inc.	25,000	616,250
Vertex Pharmaceuticals, Inc. (a)	28,900	1,081,438
		93,293,611
CHEMICALS - 3.5%
Diversified Chemicals - 0.6%
Bayer AG sponsored ADR	91,100	4,861,096
Fertilizers & Agricultural Chemicals - 2.9%
Agrium, Inc.	91,700	2,873,686
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Fertilizers & Agricultural Chemicals - continued
Fertilizantes Fosfatados SA (PN)	40,400	$ 646,703
Monsanto Co.	250,900	13,179,777
Potash Corp. of Saskatchewan, Inc.	18,000	2,582,640
Syngenta AG sponsored ADR	112,800	4,189,392
The Mosaic Co.	70,000	1,495,200
		24,967,398
Specialty Chemicals - 0.0%
Sigma Aldrich Corp.	6,000	466,320
TOTAL CHEMICALS		30,294,814
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Commercial & Professional Services - 0.2%
FTI Consulting, Inc. (a)	63,500	1,771,015
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. (a)	25,000	871,250
FOOD PRODUCTS - 1.2%
Agricultural Products - 0.3%
Biomar Holdings AS	15,350	668,514
Corn Products International, Inc.	20,400	704,616
Nutreco Holding NV	13,000	847,661
		2,220,791
Packaged Foods & Meats - 0.9%
Cermaq ASA	63,000	919,494
Groupe Danone	21,400	3,243,362
Groupe Danone sponsored ADR	15,000	489,000
Koninklijke Numico NV	40,000	2,151,926
PAN Fish ASA (a)	1,000,000	914,201
		7,717,983
TOTAL FOOD PRODUCTS		9,938,774
HEALTH CARE EQUIPMENT & SUPPLIES - 9.7%
Health Care Equipment - 7.6%
Advanced Medical Optics, Inc. (a)	47,500	1,672,000
American Medical Systems Holdings, Inc. (a)	24,000	444,480
ArthroCare Corp. (a)	52,503	2,095,920
Aspect Medical Systems, Inc. (a)	137,240	2,581,484
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Baxter International, Inc.	417,500	$ 19,367,825
Becton, Dickinson & Co.	101,000	7,085,150
C.R. Bard, Inc.	131,000	10,869,070
Foxhollow Technologies, Inc. (a)	8,500	183,430
Hospira, Inc. (a)	65,000	2,182,700
Intuitive Surgical, Inc. (a)	15,000	1,438,500
Invacare Corp.	36,200	888,710
IRIS International, Inc. (a)	35,400	447,810
Kyphon, Inc. (a)	60,800	2,456,320
Mindray Medical International Ltd. sponsored ADR	51,500	1,231,880
Respironics, Inc. (a)	32,500	1,226,875
Sirona Dental Systems, Inc.	39,800	1,532,698
St. Jude Medical, Inc. (a)	201,000	7,348,560
SurModics, Inc. (a)	24,500	762,440
Thermogenesis Corp. (a)	95,000	409,450
Varian Medical Systems, Inc. (a)	20,000	951,400
		65,176,702
Health Care Supplies - 2.1%
Alcon, Inc.	12,500	1,397,125
Cooper Companies, Inc.	25,800	1,148,100
DJO, Inc. (a)	49,000	2,098,180
Immucor, Inc. (a)	32,500	949,975
Inverness Medical Innovations, Inc. (a)	202,200	7,825,140
LifeCell Corp. (a)	36,000	869,040
Merit Medical Systems, Inc. (a)	75,000	1,188,000
PolyMedica Corp.	55,200	2,230,632
		17,706,192
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		82,882,894
HEALTH CARE PROVIDERS & SERVICES - 26.8%
Health Care Distributors & Services - 4.8%
Cardinal Health, Inc.	246,400	15,875,552
Henry Schein, Inc. (a)	26,000	1,273,480
McKesson Corp.	333,900	16,928,730
MWI Veterinary Supply, Inc. (a)	93,600	3,023,280
Profarma Distribuidora de Produtos Farmaceuticos SA	316,000	4,348,420
		41,449,462
Health Care Facilities - 5.3%
Acibadem Saglik Hizmetleri AS	167,000	1,793,289
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Apollo Hospitals Enterprise Ltd.	130,000	$ 1,265,375
Brookdale Senior Living, Inc.	357,200	17,145,600
Bumrungrad Hospital PCL (For. Reg.)	2,169,800	2,264,671
Capital Senior Living Corp. (a)	185,000	1,968,400
Community Health Systems, Inc. (a)	215,200	7,859,104
Emeritus Corp. (a)	45,000	1,118,250
Five Star Quality Care, Inc. (a)(d)	77,500	864,125
Genesis HealthCare Corp. (a)	26,900	1,270,487
LCA-Vision, Inc. (d)	40,000	1,374,400
Manor Care, Inc.	35,000	1,642,200
Sun Healthcare Group, Inc. (a)	215,300	2,719,239
United Surgical Partners International, Inc. (a)	53,900	1,528,065
VCA Antech, Inc. (a)	81,200	2,613,828
		45,427,033
Health Care Services - 7.5%
Caremark Rx, Inc.	256,500	14,648,715
Cross Country Healthcare, Inc. (a)	12,500	272,750
DaVita, Inc. (a)	30,400	1,729,152
Diagnosticos da America SA (a)	498,500	10,576,646
Express Scripts, Inc. (a)	118,100	8,455,960
Health Grades, Inc. (a)	407,800	1,831,022
HMS Holdings Corp. (a)	97,500	1,477,125
Medco Health Solutions, Inc. (a)	241,800	12,921,792
Nighthawk Radiology Holdings, Inc.	142,000	3,621,000
Omnicare, Inc.	102,300	3,951,849
Quest Diagnostics, Inc.	74,600	3,953,800
Rural/Metro Corp. (a)	150,100	1,220,313
		64,660,124
Managed Health Care - 9.2%
Aetna, Inc.	33,900	1,463,802
Coventry Health Care, Inc. (a)	39,600	1,981,980
Health Net, Inc. (a)	100,800	4,904,928
Healthspring, Inc.	23,300	474,155
Humana, Inc. (a)	75,600	4,181,436
Sierra Health Services, Inc. (a)	208,800	7,525,152
UnitedHealth Group, Inc.	855,400	45,960,642
WellPoint, Inc. (a)	151,500	11,921,535
		78,413,630
TOTAL HEALTH CARE PROVIDERS & SERVICES		229,950,249
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
Cerner Corp. (a)	78,800	$ 3,585,400
Eclipsys Corp. (a)	93,500	1,922,360
Vital Images, Inc. (a)	4,900	170,520
		5,678,280
HOTELS, RESTAURANTS & LEISURE - 0.3%
Leisure Facilities - 0.3%
Life Time Fitness, Inc. (a)	47,500	2,304,225
INDUSTRIAL CONGLOMERATES - 0.7%
Industrial Conglomerates - 0.7%
Tyco International Ltd.	209,800	6,377,920
INSURANCE - 0.5%
Insurance Brokers - 0.0%
eHealth, Inc.	700	14,077
Life & Health Insurance - 0.5%
China Life Insurance Co. Ltd. ADR (d)	18,932	956,255
Prudential Financial, Inc.	26,500	2,275,290
Universal American Financial Corp. (a)	35,500	661,720
		3,893,265
TOTAL INSURANCE		3,907,342
LIFE SCIENCES TOOLS & SERVICES - 1.9%
Life Sciences Tools & Services - 1.9%
Advanced Magnetics, Inc. (a)	21,800	1,301,896
Applera Corp. - Applied Biosystems Group	50,000	1,834,500
Charles River Laboratories International, Inc. (a)	20,000	865,000
Covance, Inc. (a)	44,200	2,603,822
Exelixis, Inc. (a)	101,200	910,800
Illumina, Inc. (a)	2,500	98,275
Millipore Corp. (a)	30,000	1,998,000
Pharmaceutical Product Development, Inc.	78,900	2,542,158
Sequenom, Inc. (a)(d)	48,500	226,980
Thermo Fisher Scientific, Inc. (a)	63,800	2,889,502
Ventana Medical Systems, Inc. (a)	23,000	989,690
		16,260,623
Common Stocks - continued
	Shares	Value
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Watts Water Technologies, Inc. Class A	14,000	$ 575,540
PERSONAL PRODUCTS - 1.0%
Personal Products - 1.0%
Chattem, Inc. (a)	18,000	901,440
Hengan International Group Co. Ltd.	260,000	644,460
Herbalife Ltd. (a)	182,314	7,321,730
		8,867,630
PHARMACEUTICALS - 38.1%
Pharmaceuticals - 38.1%
Abbott Laboratories	76,200	3,711,702
Adams Respiratory Therapeutics, Inc. (a)	95,600	3,901,436
Adolor Corp. (a)	334,200	2,513,184
Allergan, Inc.	224,700	26,905,578
Atherogenics, Inc. (a)(d)	38,500	381,535
Barr Pharmaceuticals, Inc. (a)	103,000	5,162,360
BioMimetics Therapeutics, Inc.	10,200	134,538
Bristol-Myers Squibb Co.	117,100	3,082,072
Elan Corp. PLC sponsored ADR (a)	30,000	442,500
Endo Pharmaceuticals Holdings, Inc. (a)	62,000	1,709,960
Forest Laboratories, Inc. (a)	34,400	1,740,640
Inspire Pharmaceuticals, Inc. (a)	135,000	857,250
Johnson & Johnson	1,119,300	73,896,186
Merck & Co., Inc.	1,211,200	52,808,320
MGI Pharma, Inc. (a)	70,000	1,288,700
Nastech Pharmaceutical Co., Inc. (a)	82,300	1,245,199
New River Pharmaceuticals, Inc. (a)(d)	25,352	1,387,008
Pfizer, Inc.	3,224,500	83,514,549
Roche Holding AG (participation certificate)	62,500	11,203,290
Schering-Plough Corp.	182,500	4,314,300
Sepracor, Inc. (a)	34,200	2,106,036
Shire PLC sponsored ADR	96,200	5,941,312
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	335,500	10,427,340
Valeant Pharmaceuticals International	42,500	732,700
Wyeth	532,400	27,109,808
Xenoport, Inc. (a)	16,400	402,620
		326,920,123
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductor Equipment - 0.0%
Verigy Ltd.	3,060	$ 54,315
SOFTWARE - 0.3%
Systems Software - 0.3%
Quality Systems, Inc.	77,900	2,903,333
TOTAL COMMON STOCKS (Cost $759,312,910)		822,851,938
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 5.37% (b)	36,034,047	36,034,047
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	14,396,525	14,396,525
TOTAL MONEY MARKET FUNDS (Cost $50,430,572)		50,430,572
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $809,743,482)		873,282,510
NET OTHER ASSETS - (1.9)%		(15,865,150)
NET ASSETS - 100%		$ 857,417,360
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 369,182
Fidelity Securities Lending Cash Central Fund	63,978
Total	$ 433,160
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $811,315,090. Net unrealized appreciation aggregated $61,967,420, of which $82,965,264 related to appreciated investment securities and $20,997,844 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income
Central Fund 1

(formerly Fidelity High Income
Central Investment Portfolio 1)

December 31, 2006

1.811332.102

HP1-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.5%
	Principal Amount	Value
Aerospace - 1.8%
Bombardier, Inc.:
7.45% 5/1/34 (c)	$ 920,000	$ 841,800
8% 11/15/14 (c)	570,000	582,825
L-3 Communications Corp.:
5.875% 1/15/15	1,135,000	1,095,275
7.625% 6/15/12	4,230,000	4,378,050
Primus International, Inc. 11.5% 4/15/09 (c)	3,735,000	3,996,450
		10,894,400
Air Transportation - 1.4%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,605,000	1,629,075
7.377% 5/23/19	250,603	244,964
8.608% 10/1/12	390,000	413,400
Continental Airlines, Inc.:
7.875% 7/2/18	423,872	431,290
9.558% 9/1/19	744,749	806,190
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21	455,125	457,401
7.73% 9/15/12	237,007	237,600
9.798% 4/1/21	2,249,473	2,474,420
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (c)	1,840,000	1,844,600
		8,538,940
Automotive - 5.0%
Ford Motor Co. 7.45% 7/16/31	1,135,000	890,975
Ford Motor Credit Co.:
7% 10/1/13	2,990,000	2,855,450
7.25% 10/25/11	3,335,000	3,265,872
8% 12/15/16	1,260,000	1,247,400
8.11% 1/13/12 (d)	2,440,000	2,415,600
10.61% 6/15/11 (c)(d)	3,542,000	3,825,360
General Motors Acceptance Corp.:
6.75% 12/1/14	2,760,000	2,842,800
6.875% 9/15/11	2,460,000	2,521,500
8% 11/1/31	6,500,000	7,442,500
GMAC LLC 6% 12/15/11	1,190,000	1,181,075
Visteon Corp. 7% 3/10/14	1,685,000	1,470,163
		29,958,695
Banks and Thrifts - 1.5%
Western Financial Bank 9.625% 5/15/12	8,060,000	8,801,399
Nonconvertible Bonds - continued
	Principal Amount	Value
Broadcasting - 0.2%
Nexstar Broadcasting, Inc. 7% 1/15/14	$ 565,000	$ 531,100
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (b)	810,000	724,950
		1,256,050
Building Materials - 1.1%
Anixter International, Inc. 5.95% 3/1/15	2,040,000	1,887,000
Masonite Corp. 11% 4/6/15 (c)	5,340,000	4,952,850
		6,839,850
Cable TV - 2.3%
Cablevision Systems Corp. 9.87% 4/1/09 (d)	1,080,000	1,132,650
Charter Communications Holdings I LLC:
0% 1/15/15 (b)	1,800,000	1,629,000
9.92% 4/1/14	3,325,000	2,859,500
10% 5/15/14	1,320,000	1,148,400
11.125% 1/15/14	410,000	359,775
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	550,000	573,375
EchoStar Communications Corp.:
7% 10/1/13	3,225,000	3,216,938
7.125% 2/1/16	495,000	494,406
Kabel Deutschland GmbH 10.625% 7/1/14	930,000	1,033,463
NTL Cable PLC 8.75% 4/15/14	1,160,000	1,212,200
		13,659,707
Capital Goods - 1.9%
Amsted Industries, Inc. 10.25% 10/15/11 (c)	3,185,000	3,399,988
Case New Holland, Inc. 7.125% 3/1/14	2,590,000	2,641,800
Leucadia National Corp. 7% 8/15/13	655,000	664,825
Park-Ohio Industries, Inc. 8.375% 11/15/14	1,440,000	1,332,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,235,000	3,235,000
		11,273,613
Chemicals - 3.9%
Chemtura Corp. 6.875% 6/1/16	875,000	870,625
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp.:
Series A, 0% 10/1/14 (b)	2,210,000	1,867,450
Series B, 0% 10/1/14 (b)	1,355,000	1,144,975
Equistar Chemicals LP 7.55% 2/15/26	1,015,000	964,250
Lyondell Chemical Co.:
8% 9/15/14	1,360,000	1,405,900
8.25% 9/15/16	1,360,000	1,422,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Millennium America, Inc. 7.625% 11/15/26	$ 390,000	$ 347,100
Momentive Performance Materials, Inc. 9.75% 12/1/14 (c)	3,800,000	3,804,750
Nalco Co. 7.75% 11/15/11	655,000	672,194
Nell AF Sarl 8.375% 8/15/15 (c)	4,245,000	4,361,738
NOVA Chemicals Corp. 7.4% 4/1/09	1,795,000	1,824,169
Phibro Animal Health Corp.:
10% 8/1/13 (c)	1,120,000	1,162,000
13% 8/1/14 (c)	660,000	668,250
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	2,960,000	3,108,000
		23,624,301
Consumer Products - 0.4%
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,727,450
Containers - 0.9%
Berry Plastics Holding Corp. 8.875% 9/15/14 (c)	2,040,000	2,085,900
BWAY Corp. 10% 10/15/10	3,370,000	3,521,650
		5,607,550
Diversified Financial Services - 0.6%
E*TRADE Financial Corp.:
7.375% 9/15/13	870,000	896,100
7.875% 12/1/15	695,000	738,438
8% 6/15/11	1,820,000	1,901,900
		3,536,438
Diversified Media - 1.4%
Affinion Group, Inc. 11.5% 10/15/15	1,845,000	1,951,088
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,330,000	1,143,800
LBI Media, Inc. 10.125% 7/15/12	895,000	948,700
Nielsen Finance LLC/Co.:
0% 8/1/16 (b)(c)	1,200,000	828,000
10% 8/1/14 (c)	1,310,000	1,414,800
Quebecor Media, Inc. 7.75% 3/15/16	2,110,000	2,131,100
		8,417,488
Electric Utilities - 3.8%
AES Corp. 9.375% 9/15/10	409,000	442,743
AES Gener SA 7.5% 3/25/14	1,915,000	2,025,113
Aquila, Inc. 14.875% 7/1/12	4,555,000	5,921,500
Dynegy Holdings, Inc. 8.375% 5/1/16	1,400,000	1,473,500
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	6,110,000	6,232,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	$ 840,000	$ 865,200
Tenaska Alabama Partners LP 7% 6/30/21 (c)	1,081,334	1,073,224
TXU Corp. 6.5% 11/15/24	1,165,000	1,118,784
Utilicorp Canada Finance Corp. 7.75% 6/15/11	3,375,000	3,577,500
Utilicorp United, Inc. 9.95% 2/1/11 (d)	36,000	39,510
		22,769,274
Energy - 7.5%
Atlas Pipeline Partners LP 8.125% 12/15/15	3,395,000	3,505,338
Chaparral Energy, Inc. 8.5% 12/1/15	2,050,000	2,034,625
Chesapeake Energy Corp.:
6.5% 8/15/17	3,455,000	3,364,306
6.625% 1/15/16	305,000	304,238
7.5% 6/15/14	2,055,000	2,137,200
7.75% 1/15/15	1,590,000	1,649,625
Complete Production Services, Inc. 8% 12/15/16 (c)	1,770,000	1,809,825
Hanover Compressor Co. 8.625% 12/15/10	2,990,000	3,109,600
Hanover Equipment Trust 8.75% 9/1/11	535,000	558,406
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (c)	2,500,000	2,462,500
10.5% 9/1/10 (c)	2,533,000	2,713,476
OPTI Canada, Inc. 8.25% 12/15/14 (c)	1,510,000	1,542,163
Pan American Energy LLC 7.75% 2/9/12 (c)	1,630,000	1,682,975
Parker Drilling Co.:
9.625% 10/1/13	2,045,000	2,239,275
10.1194% 9/1/10 (d)	2,297,000	2,345,811
Petrohawk Energy Corp. 9.125% 7/15/13	260,000	271,700
Pogo Producing Co. 6.875% 10/1/17	1,355,000	1,300,800
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	1,800,000	1,737,000
7.375% 7/15/13	5,235,000	5,339,700
SESI LLC 6.875% 6/1/14	705,000	705,000
Stone Energy Corp. 6.75% 12/15/14	785,000	745,750
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (c)	1,850,000	1,863,875
Williams Companies, Inc. 6.375% 10/1/10 (c)	535,000	536,338
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17 (c)	1,210,000	1,234,200
		45,193,726
Entertainment/Film - 0.2%
AMC Entertainment, Inc. 8% 3/1/14	1,175,000	1,169,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	$ 335,000	$ 324,113
7.125% 5/15/16	220,000	217,800
Browning-Ferris Industries, Inc.:
6.375% 1/15/08	3,795,000	3,795,000
7.4% 9/15/35	260,000	243,100
		4,580,013
Food and Drug Retail - 0.8%
Albertsons, Inc.:
7.45% 8/1/29	1,610,000	1,572,968
7.75% 6/15/26	265,000	264,603
GNC Parent Corp. 12.14% 12/1/11 pay-in-kind (c)(d)	1,930,000	1,930,000
SUPERVALU, Inc. 7.5% 11/15/14	1,300,000	1,352,000
		5,119,571
Food/Beverage/Tobacco - 1.4%
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,145,000	3,294,388
Pierre Foods, Inc. 9.875% 7/15/12	400,000	412,000
Reynolds American, Inc. 7.3% 7/15/15	3,220,000	3,340,750
Swift & Co.:
10.125% 10/1/09	1,010,000	1,030,200
12.5% 1/1/10	550,000	561,000
		8,638,338
Gaming - 4.8%
Chukchansi Economic Development Authority 8.8769% 11/15/12 (c)(d)	740,000	766,825
Mandalay Resort Group 9.375% 2/15/10	1,095,000	1,168,913
MGM Mirage, Inc.:
6% 10/1/09	1,185,000	1,183,519
6.625% 7/15/15	2,420,000	2,332,275
6.75% 9/1/12	575,000	563,500
6.75% 4/1/13	1,750,000	1,710,625
6.875% 4/1/16	940,000	900,050
7.625% 1/15/17	1,920,000	1,929,600
Mohegan Tribal Gaming Authority:
7.125% 8/15/14	840,000	851,550
8% 4/1/12	625,000	650,781
MTR Gaming Group, Inc. 9.75% 4/1/10	1,165,000	1,226,163
Scientific Games Corp. 6.25% 12/15/12	1,450,000	1,410,125
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	3,210,000	3,266,175
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seneca Gaming Corp.: - continued
7.25% 5/1/12	$ 945,000	$ 961,538
Station Casinos, Inc.:
6.625% 3/15/18	390,000	335,888
6.875% 3/1/16	435,000	389,325
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	1,250,000	884,375
9% 1/15/12	2,920,000	3,022,200
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,115,000	5,210,906
		28,764,333
Healthcare - 5.7%
AmeriPath, Inc. 10.5% 4/1/13	1,045,000	1,131,213
CDRV Investors, Inc. 0% 1/1/15 (b)	4,715,000	3,654,125
Concentra Operating Corp.:
9.125% 6/1/12	915,000	960,750
9.5% 8/15/10	2,110,000	2,215,500
HCA, Inc.:
9.125% 11/15/14 (c)	1,200,000	1,281,000
9.25% 11/15/16 (c)	855,000	913,781
9.625% 11/15/16 pay-in-kind (c)	960,000	1,032,000
HealthSouth Corp. 10.75% 6/15/16 (c)	2,310,000	2,489,025
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	2,580,000	2,609,025
Multiplan, Inc. 10.375% 4/15/16 (c)	1,530,000	1,530,000
National Mentor Holdings, Inc. 11.25% 7/1/14 (c)	615,000	656,513
Omega Healthcare Investors, Inc. 7% 4/1/14	6,700,000	6,750,250
Rural/Metro Corp. 9.875% 3/15/15	1,080,000	1,121,850
Service Corp. International 6.75% 4/1/16	350,000	350,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	3,140,000	3,249,900
Ventas Realty LP:
6.5% 6/1/16	1,510,000	1,530,763
6.625% 10/15/14	1,675,000	1,704,313
6.75% 4/1/17	1,015,000	1,040,375
		34,220,383
Homebuilding/Real Estate - 1.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	615,000	615,000
8.125% 6/1/12	3,920,000	4,037,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	$ 705,000	$ 667,988
8.875% 4/1/12	1,195,000	1,218,900
KB Home 7.75% 2/1/10	720,000	730,800
Technical Olympic USA, Inc.:
7.5% 3/15/11	390,000	322,725
7.5% 1/15/15	1,610,000	1,255,800
10.375% 7/1/12	390,000	354,900
WCI Communities, Inc.:
6.625% 3/15/15	400,000	344,000
7.875% 10/1/13	1,145,000	1,024,775
		10,572,488
Hotels - 0.9%
Grupo Posadas SA de CV 8.75% 10/4/11 (c)	1,815,000	1,896,675
Host Marriott LP 7.125% 11/1/13	3,220,000	3,292,450
		5,189,125
Insurance - 0.2%
UnumProvident Corp. 7.375% 6/15/32	405,000	432,207
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	540,000	569,749
		1,001,956
Leisure - 1.7%
Royal Caribbean Cruises Ltd. yankee 7.5% 10/15/27	2,285,000	2,222,163
Six Flags, Inc. 9.75% 4/15/13	210,000	196,875
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,629,000	1,417,230
Town Sports International, Inc. 9.625% 4/15/11	1,504,000	1,586,720
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	260,000	265,850
10.1213% 5/1/10 (d)	4,260,000	4,398,450
		10,087,288
Metals/Mining - 5.3%
Arch Western Finance LLC 6.75% 7/1/13	3,240,000	3,207,600
Compass Minerals International, Inc.:
0% 12/15/12 (b)	805,000	794,938
0% 6/1/13 (b)	8,345,000	7,948,613
Drummond Co., Inc. 7.375% 2/15/16 (c)	4,540,000	4,358,400
FMG Finance Pty Ltd.:
9.3694% 9/1/11 (c)(d)	1,230,000	1,226,925
10% 9/1/13 (c)	890,000	916,700
10.625% 9/1/16 (c)	130,000	139,100
Massey Energy Co. 6.875% 12/15/13	3,200,000	3,008,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Peabody Energy Corp.:
7.375% 11/1/16	$ 1,160,000	$ 1,235,400
7.875% 11/1/26	845,000	908,375
PNA Group, Inc. 10.75% 9/1/16 (c)	1,630,000	1,687,050
RathGibson, Inc. 11.25% 2/15/14	2,930,000	3,135,100
Vedanta Resources PLC 6.625% 2/22/10 (c)	3,475,000	3,431,563
		31,997,764
Paper - 1.8%
Catalyst Paper Corp. 8.625% 6/15/11	370,000	373,700
Georgia-Pacific Corp.:
7% 1/15/15 (c)	3,790,000	3,804,023
8% 1/15/24	1,070,000	1,086,050
8.875% 5/15/31	1,950,000	2,047,500
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	735,000	696,413
Stone Container Corp. 9.75% 2/1/11	1,332,000	1,373,625
Stone Container Finance Co. 7.375% 7/15/14	1,435,000	1,334,550
		10,715,861
Publishing/Printing - 1.1%
Dex Media West LLC/Dex Media West Finance Co. 8.5% 8/15/10	1,595,000	1,654,813
The Reader's Digest Association, Inc. 6.5% 3/1/11	4,850,000	4,977,313
		6,632,126
Railroad - 0.3%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,865,000	1,883,650
Restaurants - 1.8%
Carrols Corp. 9% 1/15/13	3,040,000	3,100,800
Friendly Ice Cream Corp. 8.375% 6/15/12	4,425,000	4,159,500
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	3,450,000	3,372,375
		10,632,675
Services - 3.9%
Ashtead Capital, Inc. 9% 8/15/16 (c)	1,400,000	1,494,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (c)	1,050,000	1,018,500
7.75% 5/15/16 (c)	2,260,000	2,192,200
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16 (c)	320,000	338,400
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,624,625
7.75% 10/1/16 (c)	1,165,000	1,205,775
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Iron Mountain, Inc.:
8.25% 7/1/11	$ 1,610,000	$ 1,618,050
8.625% 4/1/13	3,885,000	4,001,550
Penhall International Corp. 12% 8/1/14 (c)	520,000	564,200
Rental Service Co. 9.5% 12/1/14 (c)	1,230,000	1,266,900
Rural/Metro Corp. 0% 3/15/16 (b)	2,860,000	2,216,500
Service Corp. International:
7% 6/15/17	50,000	50,625
7.375% 10/1/14	1,100,000	1,144,000
7.625% 10/1/18	805,000	851,288
United Rentals North America, Inc. 7% 2/15/14	3,730,000	3,627,425
		23,214,538
Shipping - 5.0%
OMI Corp. 7.625% 12/1/13	5,645,000	5,786,125
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	130,000	131,950
8.25% 3/15/13	855,000	899,888
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,755,478
Teekay Shipping Corp. 8.875% 7/15/11	4,840,000	5,221,150
		29,794,591
Super Retail - 2.9%
Michaels Stores, Inc.:
10% 11/1/14 (c)	1,950,000	2,013,375
11.375% 11/1/16 (c)	1,960,000	2,026,150
NBC Acquisition Corp. 0% 3/15/13 (b)	6,590,000	5,272,000
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,310,400
Sonic Automotive, Inc. 8.625% 8/15/13	3,910,000	4,027,300
		17,649,225
Technology - 6.8%
Activant Solutions, Inc. 9.5% 5/1/16 (c)	880,000	814,000
Amkor Technology, Inc. 9.25% 6/1/16	855,000	835,763
Avago Technologies Finance Ltd.:
10.125% 12/1/13 (c)	1,345,000	1,415,613
10.8694% 6/1/13 (c)(d)	880,000	915,200
Celestica, Inc.:
7.625% 7/1/13	1,375,000	1,340,625
7.875% 7/1/11	4,265,000	4,233,013
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (c)	1,525,000	1,523,170
9.125% 12/15/14 pay-in-kind (c)	1,270,000	1,262,126
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Freescale Semiconductor, Inc.: - continued
9.25% 12/15/14 (c)(d)	$ 1,270,000	$ 1,258,951
10.125% 12/15/16 (c)	1,525,000	1,526,983
IKON Office Solutions, Inc. 7.75% 9/15/15	1,340,000	1,398,625
Lucent Technologies, Inc.:
6.45% 3/15/29	3,355,000	3,103,375
6.5% 1/15/28	2,550,000	2,358,750
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8% 12/15/14	415,000	275,975
Nortel Networks Corp. 10.125% 7/15/13 (c)	270,000	292,275
Northern Telecom Capital Corp. 7.875% 6/15/26	375,000	335,625
NXP BV:
7.875% 10/15/14 (c)	1,710,000	1,765,575
8.118% 10/15/13 (c)(d)	1,290,000	1,307,738
9.5% 10/15/15 (c)	1,490,000	1,530,975
Sanmina-SCI Corp.:
6.75% 3/1/13	1,785,000	1,655,588
8.125% 3/1/16	580,000	556,800
Seagate Technology HDD Holdings 6.8% 10/1/16	1,025,000	1,025,000
SunGard Data Systems, Inc.:
9.125% 8/15/13	945,000	992,250
10.25% 8/15/15	1,035,000	1,103,569
UGS Capital Corp. II 10.3481% 6/1/11 pay-in-kind (c)(d)	152,316	153,839
Xerox Capital Trust I 8% 2/1/27	7,005,000	7,180,125
Xerox Corp. 6.75% 2/1/17	470,000	489,975
		40,651,503
Telecommunications - 6.7%
Centennial Communications Corp. 10% 1/1/13	155,000	164,688
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	410,000	418,200
Digicel Ltd. 9.25% 9/1/12 (c)	2,405,000	2,561,325
Intelsat Ltd.:
6.5% 11/1/13	7,935,000	6,744,750
7.625% 4/15/12	4,870,000	4,504,750
11.25% 6/15/16 (c)	2,800,000	3,087,000
Level 3 Financing, Inc.:
9.25% 11/1/14 (c)	3,790,000	3,856,325
12.25% 3/15/13	2,005,000	2,273,269
MetroPCS Wireless, Inc. 9.25% 11/1/14 (c)	2,270,000	2,355,125
Millicom International Cellular SA 10% 12/1/13	745,000	812,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Mobile Telesystems Finance SA 8% 1/28/12 (c)	$ 1,578,000	$ 1,656,900
PanAmSat Corp. 9% 8/15/14	1,580,000	1,678,750
Qwest Corp.:
7.5% 10/1/14	1,720,000	1,831,800
8.61% 6/15/13 (d)	5,760,000	6,239,808
U.S. West Communications:
6.875% 9/15/33	520,000	499,200
7.5% 6/15/23	1,345,000	1,365,175
Windstream Corp. 8.625% 8/1/16 (c)	500,000	548,750
		40,597,865
Textiles & Apparel - 0.9%
Hanesbrands, Inc. 8.735% 12/15/14 (c)(d)	630,000	640,238
Levi Strauss & Co.:
8.875% 4/1/16	4,150,000	4,316,000
10.1216% 4/1/12 (d)	415,000	425,894
		5,382,132
TOTAL NONCONVERTIBLE BONDS (Cost $518,654,528)		531,593,431
Commercial Mortgage Securities - 0.1%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 6.1819% 8/1/24 (c)(d) (Cost $852,597)	974,686	868,445
Common Stocks - 0.4%
Shares
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (a)(f) (Cost $5,834,134)	144,445	2,133,453
Floating Rate Loans - 7.5%
	Principal Amount
Automotive - 1.8%
Ford Motor Co. term loan 8.36% 12/15/13 (d)	$ 6,430,000	6,438,038
Lear Corp. term loan 7.8656% 4/25/12 (d)	1,804,570	1,806,826
Oshkosh Truck Co. Tranche B, term loan 7.35% 12/6/13 (d)	2,580,000	2,581,613
		10,826,477
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 1.2%
CSC Holdings, Inc. Tranche B, term loan 7.1228% 3/29/13 (d)	$ 5,004,850	$ 5,001,722
Insight Midwest Holdings LLC Tranche B, term loan 7.61% 4/6/14 (d)	2,110,000	2,121,869
		7,123,591
Diversified Financial Services - 0.5%
LPL Holdings, Inc. Tranche C, term loan 8.1137% 6/29/14 (d)	3,332,538	3,349,200
Electric Utilities - 1.1%
Covanta Energy Corp.:
Tranche 1:
Credit-Linked Deposit 7.6% 6/24/12 (d)	1,965,101	1,982,295
term loan 7.6149% 6/24/12 (d)	1,404,674	1,416,965
Tranche 2, term loan 10.85% 6/24/13 (d)	3,191,500	3,251,341
		6,650,601
Energy - 0.6%
Sandridge Energy, Inc. term loan 10.1904% 11/21/07 (d)	2,070,000	2,085,525
Targa Resources, Inc./Targa Resources Finance Corp. term loan 7.6% 10/31/07 (d)	1,620,000	1,620,000
		3,705,525
Food/Beverage/Tobacco - 0.1%
Pierre Foods, Inc. Tranche B, term loan 7.61% 6/30/10 (d)	380,000	381,425
Gaming - 0.4%
Kerzner International Ltd.:
term loan 8.3531% 9/1/13 (d)	1,393,750	1,371,102
Class DD, term loan 8.3531% 9/1/13 (d)(e)	836,250	822,661
		2,193,763
Paper - 0.6%
Georgia-Pacific Corp. Tranche B1, term loan 7.3561% 12/23/12 (d)	3,709,857	3,733,043
Services - 0.2%
RSC Equipment Rental Tranche 2LN, term loan 8.8466% 11/30/13 (d)	1,250,000	1,264,063
Super Retail - 0.2%
Michaels Stores, Inc. Tranche B, term loan 8.375% 10/31/13 (d)	1,429,583	1,440,305
Floating Rate Loans - continued
	Principal Amount	Value
Technology - 0.6%
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.6% 3/9/11 (d)	$ 2,226,747	$ 2,221,180
Tranche B, term loan 7.1% 3/9/13 (d)	1,169,746	1,169,015
		3,390,195
Telecommunications - 0.2%
Wind Telecomunicazioni Spa term loan 12.54% 12/21/11 (d)	1,270,000	1,287,463
TOTAL FLOATING RATE LOANS (Cost $45,172,394)		45,345,651
Cash Equivalents - 2.6%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.33%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Government Obligations) # (Cost $15,715,000)	$ 15,724,303	15,715,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $586,228,653)		595,655,980
NET OTHER ASSETS - 0.9%		5,249,736
NET ASSETS - 100%		$ 600,905,716
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,777,769 or 19.8% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $557,500 and $548,441, respectively. The coupon rate will be determined at time of settlement.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,133,453 or 0.4% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134

A Acquired as a result of an in-kind exchange and represents the original acqisition date and cost.

Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $584,888,161. Net unrealized appreciation aggregated $10,767,819, of which $18,762,231 related to appreciated investment securities and $7,994,412 related to depreciated investment securities.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,715,000 due 1/02/07 at 5.33%
BNP Paribas Securities Corp.	$ 442,660
Banc of America Securities LLC	5,929,690
Bank of America, NA	3,154,091
Barclays Capital, Inc.	1,261,636
Citigroup Global Markets, Inc.	630,818
Countrywide Securities Corp.	2,561,355
UBS Securities LLC	1,419,341
WestLB AG	315,409
$ 15,715,000
Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Industrials
Central Fund

(formerly Fidelity Industrials
Central Investment Portfolio)

December 31, 2006

1.842157.100

INCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
AEROSPACE & DEFENSE - 16.7%
Aerospace & Defense - 16.7%
DRS Technologies, Inc.	8,000	$ 421,440
Goodrich Corp.	147,200	6,704,960
Honeywell International, Inc. (d)	907,070	41,035,847
KBR, Inc.	4,200	109,872
Precision Castparts Corp.	124,900	9,777,172
Raytheon Co.	321,100	16,954,080
Spirit AeroSystems Holdings, Inc. Class A	10,800	361,476
United Technologies Corp.	896,200	56,030,424
		131,395,271
AIR FREIGHT & LOGISTICS - 2.4%
Air Freight & Logistics - 2.4%
Expeditors International of Washington, Inc.	133,600	5,410,800
Hub Group, Inc. Class A	313,529	8,637,724
UTI Worldwide, Inc.	147,000	4,395,300
		18,443,824
AIRLINES - 0.2%
Airlines - 0.2%
US Airways Group, Inc. (a)	31,499	1,696,221
AUTO COMPONENTS - 0.3%
Auto Parts & Equipment - 0.3%
Amerigon, Inc. (a)	212,700	2,054,682
BUILDING PRODUCTS - 2.5%
Building Products - 2.5%
American Standard Companies, Inc.	252,400	11,572,540
Masco Corp.	269,500	8,049,965
		19,622,505
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Environmental & Facility Services - 1.9%
Waste Management, Inc.	408,300	15,013,191
Office Services & Supplies - 0.6%
Avery Dennison Corp.	63,930	4,342,765
TOTAL COMMERCIAL SERVICES & SUPPLIES		19,355,956
CONSTRUCTION & ENGINEERING - 5.4%
Construction & Engineering - 5.4%
Chicago Bridge & Iron Co. NV (NY Shares)	77,975	2,131,837
Common Stocks - continued
	Shares	Value
CONSTRUCTION & ENGINEERING - CONTINUED
Construction & Engineering - continued
Foster Wheeler Ltd. (a)	176,100	$ 9,710,154
Infrasource Services, Inc. (a)	279,735	6,089,831
Jacobs Engineering Group, Inc. (a)	95,794	7,811,043
Shaw Group, Inc. (a)	288,600	9,668,100
SNC-Lavalin Group, Inc.	270,629	7,304,198
		42,715,163
ELECTRICAL EQUIPMENT - 7.7%
Electrical Components & Equipment - 5.8%
AMETEK, Inc.	123,150	3,921,096
Cooper Industries Ltd. Class A	154,600	13,980,478
Emerson Electric Co.	356,000	15,696,040
Rockwell Automation, Inc.	124,400	7,598,352
Roper Industries, Inc.	81,400	4,089,536
		45,285,502
Heavy Electrical Equipment - 1.9%
ABB Ltd. sponsored ADR	849,600	15,275,808
TOTAL ELECTRICAL EQUIPMENT		60,561,310
ENERGY EQUIPMENT & SERVICES - 0.5%
Oil & Gas Equipment & Services - 0.5%
Halliburton Co.	120,600	3,744,630
INDUSTRIAL CONGLOMERATES - 33.3%
Industrial Conglomerates - 33.3%
3M Co.	381,500	29,730,295
General Electric Co.	4,881,896	181,655,349
Textron, Inc.	117,400	11,008,598
Tyco International Ltd.	1,291,300	39,255,520
		261,649,762
MACHINERY - 15.6%
Construction & Farm Machinery & Heavy Trucks - 6.2%
Caterpillar, Inc.	403,940	24,773,640
Deere & Co.	149,600	14,222,472
Manitowoc Co., Inc.	161,200	9,580,116
		48,576,228
Industrial Machinery - 9.4%
Danaher Corp.	451,300	32,692,172
Dover Corp.	149,600	7,333,392
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Illinois Tool Works, Inc. (d)	382,800	$ 17,681,532
ITT Corp.	214,800	12,204,936
SPX Corp.	63,000	3,853,080
		73,765,112
TOTAL MACHINERY		122,341,340
ROAD & RAIL - 8.8%
Railroads - 6.7%
Burlington Northern Santa Fe Corp.	280,200	20,681,562
CSX Corp.	212,500	7,316,375
Norfolk Southern Corp.	198,450	9,980,051
Union Pacific Corp.	156,900	14,437,938
		52,415,926
Trucking - 2.1%
Knight Transportation, Inc.	213,200	3,635,060
Landstar System, Inc.	153,300	5,852,994
Old Dominion Freight Lines, Inc. (a)	126,799	3,052,052
YRC Worldwide, Inc. (a)	99,500	3,754,135
		16,294,241
TOTAL ROAD & RAIL		68,710,167
TRADING COMPANIES & DISTRIBUTORS - 1.2%
Trading Companies & Distributors - 1.2%
MSC Industrial Direct Co., Inc. Class A	158,300	6,197,445
WESCO International, Inc. (a)	61,300	3,605,053
		9,802,498
TOTAL COMMON STOCKS (Cost $701,450,115)		762,093,329
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 5.37% (b)	17,252,111	$ 17,252,111
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	21,535,500	21,535,500
TOTAL MONEY MARKET FUNDS (Cost $38,787,611)		38,787,611
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $740,237,726)		800,880,940
NET OTHER ASSETS - (2.0)%		(15,974,376)
NET ASSETS - 100%		$ 784,906,564
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,260
Fidelity Securities Lending Cash Central Fund	26,492
Total	$ 138,752
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $740,911,500. Net unrealized appreciation aggregated $59,969,440, of which $75,916,632 related to appreciated investment securities and $15,947,192 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Information Technology
Central Fund

(formerly Fidelity Information Technology
Central Investment Portfolio)

December 31, 2006

1.842156.100

ITCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Diversified Commercial & Professional Services - 1.4%
Tele Atlas NV (a)	731,700	$ 15,330,267
Human Resource & Employment Services - 0.2%
Kenexa Corp. (a)	61,900	2,058,794
TOTAL COMMERCIAL SERVICES & SUPPLIES		17,389,061
COMMUNICATIONS EQUIPMENT - 31.2%
Communications Equipment - 31.2%
Acme Packet, Inc.	215,000	4,437,600
Adtran, Inc.	85,800	1,947,660
Alcatel-Lucent SA sponsored ADR	350,000	4,977,000
AudioCodes Ltd. (a)	299,900	2,810,063
Ciena Corp. (a)	119,028	3,298,266
Cisco Systems, Inc. (a)	954,000	26,072,820
Comtech Group, Inc. (a)(d)	761,689	13,855,123
Comverse Technology, Inc. (a)	855,800	18,065,938
Corning, Inc. (a)	684,600	12,808,866
ECI Telecom Ltd. (a)	126,800	1,098,088
F5 Networks, Inc. (a)	289,701	21,498,711
Finisar Corp. (a)(d)	2,293,100	7,406,713
Foundry Networks, Inc. (a)	494,600	7,409,108
Juniper Networks, Inc. (a)(d)	1,000,200	18,943,788
Mogem Co. Ltd. (e)	398,391	7,432,342
Motorola, Inc.	1,252,100	25,743,176
Nortel Networks Corp. (a)	240,140	6,442,178
Optium Corp.	54,300	1,354,242
Powerwave Technologies, Inc. (a)	1,847,400	11,915,730
QUALCOMM, Inc.	1,669,900	63,105,520
Research In Motion Ltd. (a)	445,700	56,951,546
Riverbed Technology, Inc.	1,500	46,050
Sandvine Corp.	1,213,900	1,997,086
Sandvine Corp. (a)	2,467,200	4,020,309
Sonus Networks, Inc. (a)	1,998,300	13,168,797
Tekelec (a)	217,800	3,229,974
		340,036,694
COMPUTERS & PERIPHERALS - 10.7%
Computer Hardware - 8.3%
Apple Computer, Inc. (a)	385,300	32,688,852
Hewlett-Packard Co.	549,500	22,633,905
NCR Corp. (a)	201,400	8,611,864
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Hardware - continued
Palm, Inc. (a)(d)	158,100	$ 2,227,629
Sun Microsystems, Inc. (a)	4,555,100	24,688,642
		90,850,892
Computer Storage & Peripherals - 2.4%
EMC Corp. (a)	829,100	10,944,120
Network Appliance, Inc. (a)	99,100	3,892,648
QLogic Corp. (a)	75,000	1,644,000
SanDisk Corp. (a)(d)	172,200	7,409,766
Seagate Technology	85,200	2,257,800
		26,148,334
TOTAL COMPUTERS & PERIPHERALS		116,999,226
ELECTRICAL EQUIPMENT - 0.9%
Electrical Components & Equipment - 0.9%
Q-Cells AG (a)(d)	227,200	10,219,277
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
Electronic Equipment & Instruments - 0.3%
Photon Dynamics, Inc. (a)	319,300	3,732,617
Electronic Manufacturing Services - 1.9%
Flextronics International Ltd. (a)	421,200	4,835,376
Hon Hai Precision Industry Co. Ltd. (Foxconn)	386,463	2,757,485
Jabil Circuit, Inc.	526,100	12,915,755
		20,508,616
Technology Distributors - 0.5%
Arrow Electronics, Inc. (a)	38,900	1,227,295
Avnet, Inc. (a)	3,113	79,475
Brightpoint, Inc. (a)	56,700	762,615
Wolfson Microelectronics PLC (a)	547,800	2,993,373
		5,062,758
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		29,303,991
HOUSEHOLD DURABLES - 0.8%
Consumer Electronics - 0.7%
Garmin Ltd. (d)	141,900	7,898,154
Common Stocks - continued
	Shares	Value
HOUSEHOLD DURABLES - CONTINUED
Household Appliances - 0.1%
iRobot Corp. (a)(d)	50,000	$ 903,000
TOTAL HOUSEHOLD DURABLES		8,801,154
INTERNET & CATALOG RETAIL - 0.2%
Internet Retail - 0.2%
GSI Commerce, Inc. (a)	91,300	1,711,875
INTERNET SOFTWARE & SERVICES - 8.2%
Internet Software & Services - 8.2%
aQuantive, Inc. (a)	270,800	6,677,928
DivX, Inc. (d)	78,400	1,808,688
Google, Inc. Class A (sub. vtg.) (a)	114,240	52,605,235
Marchex, Inc. Class B (d)	493,200	6,599,016
Openwave Systems, Inc. (a)	100,000	923,000
VeriSign, Inc. (a)	180,200	4,333,810
WebSideStory, Inc. (a)	463,700	5,870,442
Yahoo!, Inc. (a)	412,400	10,532,696
		89,350,815
IT SERVICES - 2.8%
Data Processing & Outsourced Services - 1.8%
First Data Corp.	220,000	5,614,400
The Western Union Co.	632,400	14,178,408
		19,792,808
IT Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	68,400	5,277,744
Isilon Systems, Inc.	1,400	38,640
RightNow Technologies, Inc. (a)	332,300	5,722,206
		11,038,590
TOTAL IT SERVICES		30,831,398
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 26.0%
Semiconductor Equipment - 4.0%
Applied Materials, Inc.	248,200	4,579,290
ASE Test Ltd. (a)	145,500	1,468,095
ASML Holding NV (NY Shares) (a)	403,100	9,928,353
FormFactor, Inc. (a)	165,700	6,172,325
KLA-Tencor Corp.	96,800	4,815,800
Lam Research Corp. (a)	88,500	4,479,870
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductor Equipment - continued
LTX Corp. (a)	150,000	$ 840,000
MEMC Electronic Materials, Inc. (a)	82,900	3,244,706
Tessera Technologies, Inc. (a)	125,000	5,042,500
Verigy Ltd.	154,900	2,749,475
		43,320,414
Semiconductors - 22.0%
Advanced Micro Devices, Inc. (a)	25,000	508,750
Altera Corp. (a)	392,000	7,714,560
ANADIGICS, Inc. (a)(d)	68,975	611,119
Analog Devices, Inc.	162,500	5,341,375
Applied Micro Circuits Corp. (a)	1,854,005	6,600,258
ARM Holdings PLC sponsored ADR	348,800	2,546,240
Atheros Communications, Inc. (a)	142,450	3,037,034
Atmel Corp. (a)	369,500	2,235,475
Broadcom Corp. Class A (a)	163,600	5,285,916
Chartered Semiconductor Manufacturing Ltd. (a)	2,092,000	1,746,574
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)(d)	816,000	6,813,600
Conexant Systems, Inc. (a)	500,000	1,020,000
CSR PLC (a)	155,700	1,982,151
Cypress Semiconductor Corp. (a)	492,300	8,305,101
Fairchild Semiconductor International, Inc. (a)	82,600	1,388,506
Ikanos Communications, Inc. (a)	194,010	1,685,947
Infineon Technologies AG sponsored ADR (a)	80,200	1,125,206
Integrated Device Technology, Inc. (a)	100,000	1,548,000
Intel Corp.	1,580,740	32,009,985
Intersil Corp. Class A	423,400	10,127,728
LSI Logic Corp. (a)	400,000	3,600,000
Marvell Technology Group Ltd. (a)	2,166,620	41,577,438
Maxim Integrated Products, Inc.	178,300	5,459,546
Micrel, Inc. (a)	179,000	1,929,620
Microtune, Inc. (a)	1,023,900	4,812,330
Mindspeed Technologies, Inc. (a)	1,000,000	1,910,000
Monolithic Power Systems, Inc. (a)(d)	358,000	3,977,380
National Semiconductor Corp.	541,300	12,287,510
Netlogic Microsystems, Inc. (a)(d)	133,026	2,885,334
NVIDIA Corp. (a)	124,000	4,589,240
ON Semiconductor Corp. (a)	100,000	757,000
PixArt Imaging, Inc.	708,000	10,646,616
PMC-Sierra, Inc. (a)	150,000	1,006,500
Saifun Semiconductors Ltd. (a)	123,200	2,291,520
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Semtech Corp. (a)	192,000	$ 2,509,440
Silicon Laboratories, Inc. (a)	81,900	2,837,835
Silicon On Insulator Technologies SA (SOITEC) (a)	131,500	4,678,690
SiRF Technology Holdings, Inc. (a)	356,900	9,108,088
Spansion, Inc. Class A	326,100	4,845,846
STATS ChipPAC Ltd. sponsored ADR (a)	1,073,500	8,244,480
TriQuint Semiconductor, Inc. (a)	100,000	450,000
Vimicro International Corp. sponsored ADR (a)	633,300	6,459,660
Volterra Semiconductor Corp. (a)	64,200	963,000
Xilinx, Inc.	41,600	990,496
		240,451,094
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		283,771,508
SOFTWARE - 13.5%
Application Software - 9.0%
Adobe Systems, Inc. (a)	483,900	19,897,968
Altiris, Inc. (a)	75,000	1,903,500
Ansys, Inc. (a)	196,200	8,532,738
BEA Systems, Inc. (a)	203,200	2,556,256
Cognos, Inc. (a)	51,400	2,182,444
Hyperion Solutions Corp. (a)	139,800	5,024,412
Informatica Corp. (a)	1,322,400	16,146,504
Kronos, Inc. (a)	198,800	7,303,912
NAVTEQ Corp. (a)	156,100	5,458,817
Opsware, Inc. (a)	961,100	8,476,902
Salesforce.com, Inc. (a)	356,576	12,997,195
VA Software Corp. (a)	595,211	2,993,911
Verint Systems, Inc. (a)	150,000	5,142,000
		98,616,559
Home Entertainment Software - 0.5%
Gameloft (a)	492,800	2,947,193
THQ, Inc. (a)	75,000	2,439,000
		5,386,193
Systems Software - 4.0%
Double-Take Software, Inc.	130,700	1,683,416
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Oracle Corp. (a)	1,225,700	$ 21,008,498
Red Hat, Inc. (a)(d)	894,924	20,583,252
		43,275,166
TOTAL SOFTWARE		147,277,918
TOTAL COMMON STOCKS (Cost $988,283,201)		1,075,692,917
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 5.37% (b)	14,142,208	14,142,208
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	46,399,523	46,399,523
TOTAL MONEY MARKET FUNDS (Cost $60,541,731)		60,541,731
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $1,048,824,932)		1,136,234,648
NET OTHER ASSETS - (4.2)%		(45,355,894)
NET ASSETS - 100%		$ 1,090,878,754
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 181,282
Fidelity Securities Lending Cash Central Fund	179,507
Total	$ 360,789
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 4,304,743	$ 3,252,792	$ -	$ 17,537	$ 7,432,342
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $1,053,932,140. Net unrealized appreciation aggregated $82,302,508, of which $109,701,920 related to appreciated investment securities and $27,399,412 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Materials
Central Fund

(formerly Fidelity Materials
Central Investment Portfolio)

December 31, 2006

1.842155.100

MTCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CHEMICALS - 53.7%
Commodity Chemicals - 2.8%
Celanese Corp. Class A	205,000	$ 5,305,400
Westlake Chemical Corp.	36,000	1,129,680
		6,435,080
Diversified Chemicals - 23.1%
Ashland, Inc.	63,600	4,399,848
Dow Chemical Co.	553,200	22,094,809
E.I. du Pont de Nemours & Co.	425,200	20,711,492
FMC Corp.	240	18,372
PPG Industries, Inc.	96,600	6,202,686
		53,427,207
Fertilizers & Agricultural Chemicals - 4.1%
Monsanto Co.	148,800	7,816,464
The Mosaic Co.	73,100	1,561,416
		9,377,880
Industrial Gases - 11.0%
Air Products & Chemicals, Inc.	133,100	9,354,268
Airgas, Inc.	113,100	4,582,812
Praxair, Inc.	193,400	11,474,422
		25,411,502
Specialty Chemicals - 12.7%
Albemarle Corp.	44,900	3,223,820
Chemtura Corp.	32,904	316,866
Cytec Industries, Inc.	155,600	8,792,956
Ecolab, Inc.	130,800	5,912,160
Ferro Corp.	135,200	2,797,288
Minerals Technologies, Inc.	13,500	793,665
OM Group, Inc. (a)	22,500	1,018,800
OMNOVA Solutions, Inc. (a)	240,000	1,099,200
Rohm & Haas Co.	107,100	5,474,952
		29,429,707
TOTAL CHEMICALS		124,081,376
CONSTRUCTION & ENGINEERING - 1.3%
Construction & Engineering - 1.3%
SNC-Lavalin Group, Inc.	116,671	3,148,916
Common Stocks - continued
	Shares	Value
CONSTRUCTION MATERIALS - 0.9%
Construction Materials - 0.9%
Eagle Materials, Inc.	24,600	$ 1,063,458
Florida Rock Industries, Inc.	21,800	938,490
		2,001,948
CONTAINERS & PACKAGING - 2.0%
Metal & Glass Containers - 2.0%
Pactiv Corp. (a)	128,700	4,593,303
METALS & MINING - 37.2%
Aluminum - 7.1%
Alcan, Inc.	87,800	4,275,544
Alcoa, Inc.	405,700	12,175,057
		16,450,601
Diversified Metals & Mining - 7.6%
Amcol International Corp. (d)	82,700	2,294,098
Phelps Dodge Corp.	52,200	6,249,384
RTI International Metals, Inc. (a)	39,700	3,105,334
Teck Cominco Ltd. Class B (sub. vtg.)	50,800	3,829,605
Titanium Metals Corp.	66,844	1,972,566
		17,450,987
Gold - 3.5%
Meridian Gold, Inc. (a)	104,300	2,900,900
Newmont Mining Corp.	115,300	5,205,795
		8,106,695
Steel - 19.0%
Allegheny Technologies, Inc. (d)	94,100	8,532,988
Carpenter Technology Corp.	48,400	4,961,968
Commercial Metals Co.	103,600	2,672,880
Mittal Steel Co. NV Class A (NY Shares)	91,400	3,855,252
Nucor Corp.	154,700	8,455,902
Oregon Steel Mills, Inc. (a)	85,400	5,329,814
Reliance Steel & Aluminum Co.	60,400	2,378,552
Steel Dynamics, Inc.	66,400	2,154,680
United States Steel Corp.	76,800	5,617,152
		43,959,188
TOTAL METALS & MINING		85,967,471
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.9%
Coal & Consumable Fuels - 2.9%
CONSOL Energy, Inc.	92,602	$ 2,975,302
Peabody Energy Corp.	91,805	3,709,840
		6,685,142
PAPER & FOREST PRODUCTS - 0.4%
Forest Products - 0.4%
Louisiana-Pacific Corp.	46,600	1,003,298
TOTAL COMMON STOCKS (Cost $207,283,322)		227,481,454
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 5.37% (b)	3,116,772	3,116,772
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	9,800,750	9,800,750
TOTAL MONEY MARKET FUNDS (Cost $12,917,522)		12,917,522
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 4.8%, dated 12/29/06 due 1/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $47,000)	$ 47,025	47,000
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $220,247,844)		240,445,976
NET OTHER ASSETS - (4.0)%		(9,339,894)
NET ASSETS - 100%		$ 231,106,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$47,000 due 1/02/07 at 4.80%
BNP Paribas Securities Corp.	$ 44,722
Morgan Stanley & Co., Inc.	2,278
$ 47,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 118,625
Fidelity Securities Lending Cash Central Fund	15,433
Total	$ 134,058
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $220,289,978. Net unrealized appreciation aggregated $20,155,998, of which $26,106,993 related to appreciated investment securities and $5,950,995 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

(formerly Fidelity Tactical Income
Central Investment Portfolio)

December 31, 2006

1.811341.102

TP1-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,625,719
5.875% 3/15/11	12,095,000	12,140,538
		19,766,257
Automobiles - 0.2%
Ford Motor Co.:
6.375% 2/1/29	1,750,000	1,255,625
6.625% 10/1/28	1,115,000	808,375
7.45% 7/16/31	12,780,000	10,032,300
		12,096,300
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	5,950,000	5,838,670
Media - 1.7%
Comcast Corp.:
4.95% 6/15/16	12,930,000	12,096,028
5.5% 3/15/11	5,020,000	5,041,169
6.45% 3/15/37	6,051,000	6,054,268
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,070,540
Cox Communications, Inc.:
6.45% 12/1/36 (b)	8,335,000	8,204,141
7.125% 10/1/12	8,325,000	8,875,008
Gannett Co., Inc. 5.57% 5/26/09 (d)	7,745,000	7,732,740
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,823,550
8.25% 2/1/30	8,580,000	8,410,356
News America Holdings, Inc. 7.75% 12/1/45	2,625,000	2,999,120
News America, Inc. 6.2% 12/15/34	5,575,000	5,381,074
Time Warner, Inc. 6.5% 11/15/36	5,950,000	5,922,184
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,209,439
Viacom, Inc. 5.75% 4/30/11	7,510,000	7,513,838
		88,333,455
TOTAL CONSUMER DISCRETIONARY		126,034,682
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (b)	3,715,000	3,511,830
Food & Staples Retailing - 0.2%
CVS Corp. 6.036% 12/10/28 (b)	12,465,000	12,413,395
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (b)(d)	$ 4,290,000	$ 4,366,534
TOTAL CONSUMER STAPLES		20,291,759
ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Kinder Morgan, Inc. 6.5% 9/1/12	7,030,000	7,063,315
Oil, Gas & Consumable Fuels - 1.6%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,121,185
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,761,576
6.25% 2/15/13	4,500,000	4,636,535
El Paso Corp. 9.625% 5/15/12	7,730,000	8,734,900
El Paso Energy Corp. 7.75% 1/15/32	1,990,000	2,146,951
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,828,967
Nakilat, Inc. 6.067% 12/31/33 (b)	12,950,000	12,852,098
Pemex Project Funding Master Trust:
5.75% 12/15/15	28,395,000	28,196,235
7.375% 12/15/14	2,020,000	2,224,020
Plains All American Pipeline LP 6.65% 1/15/37 (b)	5,900,000	5,990,146
		83,492,613
TOTAL ENERGY		90,555,928
FINANCIALS - 12.5%
Capital Markets - 1.9%
Goldman Sachs Group, Inc. 5.25% 10/15/13	31,025,000	30,796,098
Janus Capital Group, Inc. 5.875% 9/15/11	3,763,000	3,786,824
JPMorgan Chase Capital XX 6.55% 9/29/36	24,555,000	25,355,665
Lazard Group LLC 7.125% 5/15/15	8,210,000	8,504,058
Merrill Lynch & Co., Inc. 4.25% 2/8/10	5,590,000	5,431,853
Morgan Stanley 6.6% 4/1/12	20,400,000	21,544,052
Nuveen Investments, Inc. 5% 9/15/10	4,335,000	4,264,652
		99,683,202
Commercial Banks - 2.1%
Bank of America NA 6% 10/15/36	22,900,000	23,577,061
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,450,042
5.125% 2/14/11	11,295,000	11,216,488
5.25% 2/10/14 (b)	2,560,000	2,534,797
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
HSBC Holdings PLC 6.5% 5/2/36	$ 5,385,000	$ 5,793,021
KeyCorp Capital Trust VII 5.7% 6/15/35	10,000,000	9,341,430
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,416,421
4.75% 7/20/09	3,520,000	3,474,933
PNC Funding Corp. 4.2% 3/10/08	2,715,000	2,664,162
Santander Issuances SA Unipersonal 5.805% 6/20/16 (b)(d)	5,630,000	5,678,339
Wachovia Bank NA 4.875% 2/1/15	13,550,000	13,037,349
Wells Fargo Bank NA 5.95% 8/26/36	19,963,000	20,430,933
		108,614,976
Consumer Finance - 0.9%
General Electric Capital Corp.:
5.5% 4/28/11	19,255,000	19,482,498
6.75% 3/15/32	10,420,000	11,933,797
Household Finance Corp.:
4.125% 11/16/09	5,795,000	5,633,986
5.875% 2/1/09	730,000	740,473
Household International, Inc. 5.836% 2/15/08	8,550,000	8,593,041
HSBC Finance Corp. 5.7% 6/1/11	1,575,000	1,602,218
		47,986,013
Diversified Financial Services - 2.1%
BAC Capital Trust XI 6.625% 5/23/36	1,930,000	2,082,825
Bank of America Corp.:
7.4% 1/15/11	22,786,000	24,542,573
7.8% 2/15/10	10,994,000	11,805,599
Citigroup, Inc. 6.125% 8/25/36	11,755,000	12,240,458
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	3,480,000	3,535,182
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	6,010,000	5,889,073
5.6% 6/1/11	26,510,000	26,844,344
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,755,206
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (b)	5,035,000	5,064,525
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,800,812
ZFS Finance USA Trust I 6.15% 12/15/65 (b)(d)	3,000,000	3,044,430
ZFS Finance USA Trust II 6.45% 12/15/65 (b)(d)	2,500,000	2,549,780
		105,154,807
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 0.5%
Axis Capital Holdings Ltd. 5.75% 12/1/14	$ 5,615,000	$ 5,580,209
Lincoln National Corp. 7% 5/17/66 (d)	5,355,000	5,675,690
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	9,370,000	9,092,629
Symetra Financial Corp. 6.125% 4/1/16 (b)	3,545,000	3,585,711
		23,934,239
Real Estate Investment Trusts - 2.8%
AMB Property LP 5.9% 8/15/13	4,780,000	4,848,918
Archstone-Smith Operating Trust:
5.25% 12/1/10	1,810,000	1,797,274
5.25% 5/1/15	4,285,000	4,204,348
Brandywine Operating Partnership LP:
5.625% 12/15/10	5,260,000	5,279,162
5.75% 4/1/12	3,270,000	3,292,449
Colonial Properties Trust:
4.75% 2/1/10	4,450,000	4,327,376
5.5% 10/1/15	16,890,000	16,470,723
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,806,200
4.625% 8/1/10	370,000	360,219
5% 5/3/10	3,280,000	3,235,097
5.25% 4/15/11	1,855,000	1,836,597
5.375% 10/15/12	1,825,000	1,807,485
Duke Realty LP:
5.5% 3/1/16	3,680,000	3,621,996
5.95% 2/15/17	2,025,000	2,054,286
Equity One, Inc. 6.25% 1/15/17	2,250,000	2,296,510
Equity Residential 5.125% 3/15/16	8,450,000	8,206,446
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,531,405
6% 7/15/12	1,635,000	1,668,745
6.2% 1/15/17	1,075,000	1,108,822
Heritage Property Investment Trust, Inc. 4.5% 10/15/09	3,570,000	3,480,422
HRPT Properties Trust 5.75% 11/1/15	1,115,000	1,113,825
Liberty Property LP 5.5% 12/15/16	3,150,000	3,105,456
Mack-Cali Realty LP:
5.05% 4/15/10	3,185,000	3,133,212
7.25% 3/15/09	4,805,000	4,961,979
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,427,232
6% 3/31/16	1,240,000	1,210,154
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP:
4.6% 6/15/10	$ 2,865,000	$ 2,794,298
4.875% 8/15/10	9,675,000	9,540,817
5.1% 6/15/15	4,240,000	4,123,701
5.45% 3/15/13	22,350,000	22,261,986
7.75% 1/20/11	1,100,000	1,191,928
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,367,983
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,516,970
Washington (REIT) 5.95% 6/15/11	5,375,000	5,453,308
		142,437,329
Real Estate Management & Development - 1.3%
EOP Operating LP:
4.65% 10/1/10	6,650,000	6,603,656
4.75% 3/15/14	1,000,000	990,630
6.763% 6/15/07	12,575,000	12,656,260
7.25% 6/15/28	6,396,000	7,136,189
7.5% 4/19/29	6,181,000	7,093,304
7.75% 11/15/07	10,895,000	11,119,633
7.875% 7/15/31	334,000	393,620
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,495,967
Realogy Corp.:
6.15% 10/15/11 (b)	3,850,000	3,934,157
6.5% 10/15/16 (b)	12,535,000	12,834,073
		67,257,489
Thrifts & Mortgage Finance - 0.9%
Countrywide Financial Corp. 6.25% 5/15/16	2,410,000	2,456,349
Independence Community Bank Corp.:
3.75% 4/1/14 (d)	2,870,000	2,763,962
4.9% 9/23/10	13,255,000	12,944,687
Residential Capital Corp.:
6.375% 6/30/10	6,610,000	6,686,927
6.5% 4/17/13	3,120,000	3,161,917
6.875% 6/30/15	5,160,000	5,349,300
The PMI Group, Inc. 6% 9/15/16	5,285,000	5,377,736
Washington Mutual, Inc. 4.625% 4/1/14	9,830,000	9,202,374
		47,943,252
TOTAL FINANCIALS		643,011,307
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Cardinal Health, Inc. 5.8% 10/15/16 (b)	$ 6,065,000	$ 6,050,772
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,786,000
7.45% 5/1/34 (b)	7,300,000	6,679,500
		8,465,500
Airlines - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	385,077	387,002
6.978% 10/1/12	927,425	948,292
7.024% 4/15/11	2,545,000	2,649,981
7.858% 4/1/13	11,500,000	12,563,750
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	3,275,000	3,315,938
6.545% 8/2/20	1,399,519	1,452,001
6.648% 3/15/19	3,386,459	3,513,452
7.056% 3/15/11	2,000,000	2,055,099
U.S. Airways pass thru trust certificates 6.85% 7/30/19	2,389,164	2,419,028
United Airlines pass thru trust certificates:
6.071% 9/1/14	2,253,757	2,265,026
6.201% 3/1/10	969,017	975,074
6.602% 9/1/13	3,075,262	3,117,547
		35,662,190
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	6,280,000	5,933,294
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/33 Ltd.:
5.45% 11/24/10 (b)	11,100,000	11,132,390
7.45% 11/24/33 (b)	3,400,000	3,920,302
		15,052,692
Transportation Infrastructure - 0.2%
BNSF Funding Trust I 6.613% 12/15/55 (d)	11,956,000	11,887,313
TOTAL INDUSTRIALS		77,000,989
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
The Western Union Co. 5.4% 11/17/11 (b)	$ 12,895,000	$ 12,715,450
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,467,761
6.375% 8/3/15	3,870,000	3,881,645
		8,349,406
TOTAL INFORMATION TECHNOLOGY		21,064,856
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	4,465,000	4,703,940
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,734,856
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,887,813
		6,622,669
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,914,436
TOTAL MATERIALS		15,241,045
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.1%
AT&T, Inc. 6.8% 5/15/36	2,280,000	2,423,471
BellSouth Capital Funding Corp. 7.875% 2/15/30	20,642,000	23,969,490
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	5,169,519
Embarq Corp.:
7.082% 6/1/16	7,535,000	7,670,781
7.995% 6/1/36	10,472,000	10,897,435
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,347,721
Sprint Capital Corp.:
6.875% 11/15/28	8,155,000	8,163,220
8.375% 3/15/12	2,350,000	2,611,748
8.75% 3/15/32	7,510,000	9,039,119
Telecom Italia Capital SA:
4% 1/15/10	12,065,000	11,520,772
4.875% 10/1/10	3,235,000	3,150,854
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecom Italia Capital SA: - continued
5.25% 11/15/13	$ 2,500,000	$ 2,383,723
7.2% 7/18/36	3,910,000	4,084,847
Telefonica Emisiones SAU 7.045% 6/20/36	4,695,000	4,986,874
Verizon Global Funding Corp.:
5.85% 9/15/35	3,005,000	2,878,030
7.75% 12/1/30	6,768,000	7,938,708
		110,236,312
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. 5.95% 3/15/14	4,119,000	4,016,025
Vodafone Group PLC 5% 12/16/13	3,935,000	3,803,154
		7,819,179
TOTAL TELECOMMUNICATION SERVICES		118,055,491
UTILITIES - 2.6%
Electric Utilities - 1.0%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,860,443
Commonwealth Edison Co. 5.4% 12/15/11	4,000,000	3,968,432
Exelon Corp. 4.9% 6/15/15	14,900,000	14,053,963
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,235,731
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,992,768
Niagara Mohawk Power Corp. 8.875% 5/15/07	465,000	470,378
Oncor Electric Delivery Co. 6.375% 5/1/12	7,700,000	7,926,419
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,034,874
Progress Energy, Inc. 7.1% 3/1/11	7,905,000	8,418,438
TXU Energy Co. LLC 7% 3/15/13	5,930,000	6,204,903
		53,166,349
Gas Utilities - 0.3%
NiSource Finance Corp.:
5.25% 9/15/17	1,905,000	1,785,471
5.4% 7/15/14	1,450,000	1,405,002
5.45% 9/15/20	4,545,000	4,232,977
5.94% 11/23/09 (d)	4,850,000	4,851,440
7.875% 11/15/10	1,705,000	1,839,460
		14,114,350
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,293,776
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,509,019
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
PPL Energy Supply LLC 6.2% 5/15/16	$ 4,520,000	$ 4,646,167
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,321,996
		22,770,958
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,577,306
6.3% 9/30/66 (d)	11,838,000	11,892,230
7.5% 6/30/66 (d)	7,960,000	8,558,950
Duke Energy Corp. 5.625% 11/30/12	3,565,000	3,629,373
National Grid PLC 6.3% 8/1/16	12,875,000	13,334,444
		41,992,303
TOTAL UTILITIES		132,043,960
TOTAL NONCONVERTIBLE BONDS (Cost $1,241,880,395)		1,249,350,789
U.S. Government and Government Agency Obligations - 17.3%

U.S. Government Agency Obligations - 5.5%
Fannie Mae 0% 3/14/07	12,476,000	12,351,789
Freddie Mac:
0% 3/19/07	95,252,000	94,235,947
0% 3/20/07	168,864,000	167,038,749
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	8,290,000	8,303,148
7.63% 8/1/14	825,000	825,441
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		282,755,074
U.S. Treasury Inflation Protected Obligations - 6.2%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	328,914,497	319,676,247
U.S. Treasury Obligations - 5.6%
U.S. Treasury Bond - principal STRIPS 2/15/15	43,595,000	29,821,639
U.S. Treasury Notes:
4.25% 8/15/14 (a)	81,010,000	78,636,650
4.5% 9/30/11 (c)	68,359,000	67,773,347
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 3/31/11	$ 500,000	$ 500,840
U.S. Treasury Notes - principal STRIPS:
2/15/10	30,000,000	25,933,620
8/15/10	100,935,000	85,302,389
TOTAL U.S. TREASURY OBLIGATIONS		287,968,485
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $895,090,678)		890,399,806
U.S. Government Agency - Mortgage Securities - 30.7%

Fannie Mae - 26.0%
3.732% 1/1/35 (d)	589,515	580,484
3.761% 10/1/33 (d)	389,338	382,731
3.787% 6/1/34 (d)	1,919,686	1,873,473
3.79% 12/1/34 (d)	96,099	94,976
3.81% 6/1/33 (d)	332,672	329,092
3.829% 1/1/35 (d)	1,151,929	1,137,790
3.844% 1/1/35 (d)	342,627	337,793
3.845% 5/1/34 (d)	14,454,293	14,132,649
3.889% 10/1/34 (d)	443,102	439,449
3.917% 12/1/34 (d)	348,630	345,952
3.943% 5/1/34 (d)	116,810	118,592
3.957% 5/1/33 (d)	125,080	123,687
3.961% 1/1/35 (d)	450,916	444,853
3.993% 2/1/35 (d)	352,140	348,110
4% 6/1/18 to 9/1/19	45,930,373	43,384,603
4.013% 1/1/35 (d)	173,751	172,511
4.02% 10/1/18 (d)	310,014	305,949
4.046% 1/1/35 (d)	271,195	268,199
4.061% 2/1/35 (d)	332,144	328,709
4.077% 2/1/35 (d)	617,433	610,774
4.079% 2/1/35 (d)	222,200	219,799
4.081% 4/1/33 (d)	137,337	136,082
4.084% 2/1/35 (d)	220,844	219,281
4.102% 1/1/35 (d)	671,842	669,034
4.106% 1/1/35 (d)	698,715	691,705
4.111% 2/1/35 (d)	819,637	814,394
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.127% 2/1/35 (d)	$ 594,617	$ 593,076
4.132% 1/1/35 (d)	1,176,333	1,163,563
4.158% 11/1/34 (d)	152,767	151,587
4.17% 1/1/35 (d)	869,301	850,094
4.208% 1/1/34 (d)	1,713,155	1,690,086
4.25% 2/1/35 (d)	432,282	423,159
4.258% 1/1/34 (d)	1,220,756	1,205,565
4.265% 8/1/33 (d)	768,506	764,244
4.279% 3/1/35 (d)	384,193	382,962
4.308% 3/1/33 (d)	224,377	219,467
4.327% 5/1/35 (d)	488,224	485,142
4.345% 4/1/35 (d)	223,214	221,601
4.35% 1/1/35 (d)	455,188	446,574
4.362% 2/1/34 (d)	899,550	889,726
4.394% 10/1/34 (d)	2,362,530	2,327,403
4.402% 2/1/35 (d)	659,927	647,224
4.405% 5/1/35 (d)	1,152,237	1,146,228
4.429% 3/1/35 (d)	604,446	593,027
4.445% 5/1/35 (d)	371,979	369,512
4.448% 8/1/34 (d)	1,205,610	1,192,896
4.488% 3/1/35 (d)	1,338,607	1,316,480
4.494% 1/1/35 (d)	484,403	481,896
4.5% 5/1/18 to 8/1/35	93,950,930	89,997,885
4.5% 1/1/22 (c)	6,380,317	6,154,159
4.5% 1/1/22 (c)	17,500,000	16,879,692
4.512% 3/1/35 (d)	1,294,734	1,272,970
4.513% 2/1/35 (d)	6,759,369	6,700,248
4.515% 7/1/34 (d)	2,432,979	2,404,288
4.521% 2/1/35 (d)	2,384,159	2,379,167
4.522% 2/1/35 (d)	345,940	344,173
4.533% 7/1/35 (d)	1,422,335	1,413,669
4.563% 2/1/35 (d)	242,437	242,703
4.574% 7/1/35 (d)	1,881,089	1,870,011
4.577% 2/1/35 (d)	1,196,824	1,179,100
4.58% 2/1/35 (d)	4,178,547	4,115,783
4.597% 11/1/34 (d)	1,233,329	1,217,907
4.65% 3/1/35 (d)	2,974,900	2,971,235
4.67% 11/1/34 (d)	1,430,840	1,415,639
4.723% 7/1/35 (d)	4,139,721	4,061,925
4.727% 7/1/34 (d)	1,169,891	1,160,657
4.753% 12/1/34 (d)	989,050	978,920
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.765% 12/1/34 (d)	$ 369,651	$ 366,089
4.791% 8/1/35 (d)	9,835,215	9,727,672
4.807% 6/1/35 (d)	1,986,925	1,980,369
4.836% 9/1/35 (d)	8,898,179	8,807,058
4.871% 10/1/34 (d)	4,916,786	4,881,707
5% 2/1/18 to 6/1/34	51,587,400	50,791,791
5% 1/1/37 (c)	67,500,000	65,163,251
5% 1/1/37 (c)	90,000,000	86,884,335
5% 1/1/37 (c)	83,345,351	80,460,060
5% 1/1/37 (c)	57,098,396	55,121,735
5.078% 9/1/34 (d)	3,715,492	3,704,474
5.08% 5/1/35 (d)	2,358,687	2,358,421
5.094% 9/1/34 (d)	410,165	409,104
5.109% 3/1/35 (d)	16,257,817	16,173,918
5.121% 1/1/36 (d)	14,384,215	14,327,836
5.164% 5/1/35 (d)	4,825,974	4,815,489
5.181% 3/1/35 (d)	242,878	242,230
5.182% 6/1/35 (d)	1,661,922	1,664,131
5.205% 5/1/35 (d)	4,608,615	4,602,935
5.278% 9/1/36 (d)	10,804,480	10,753,088
5.329% 12/1/34 (d)	624,769	624,691
5.458% 4/1/36 (d)	1,864,198	1,869,115
5.492% 2/1/36 (d)	9,197,950	9,226,192
5.5% 2/1/11 to 10/1/34	68,382,402	68,054,298
5.5% 1/1/37 (c)	56,458,541	55,806,919
5.5% 1/1/37 (c)	65,000,000	64,249,796
5.5% 1/1/37 (c)	87,320,000	86,312,187
5.5% 1/1/37 (c)	43,665,000	43,161,036
5.5% 1/1/37 (c)	38,553,507	38,108,538
5.6% 2/1/36 (d)	10,122,926	10,174,983
5.733% 3/1/36 (d)	6,718,087	6,766,602
5.816% 2/1/36 (d)	1,614,714	1,627,507
5.881% 1/1/36 (d)	1,899,500	1,910,199
6% 3/1/18 to 1/1/34	25,048,755	25,292,395
6% 1/1/22 (c)	17,608,609	17,849,345
6% 1/1/22 (c)	4,291,332	4,350,001
6% 1/1/37 (c)	30,000,000	30,200,661
6% 1/1/37 (c)	25,000,000	25,167,218
6.5% 2/1/12 to 5/1/34	69,343,504	71,034,309
6.5% 1/1/37 (c)	18,289,984	18,630,847
6.5% 1/1/37 (c)	77,087,424	78,524,071
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
7% 1/1/07 to 2/1/33	$ 14,142,876	$ 14,573,824
7.5% 10/1/09 to 11/1/31	5,240,161	5,439,582
8% 6/1/10 to 6/1/29	4,119	4,263
11.5% 11/1/15	26,249	28,156
TOTAL FANNIE MAE		1,335,054,742
Freddie Mac - 2.6%
3.912% 6/1/34 (d)	4,164,879	4,062,142
4% 7/1/18 to 9/1/20	9,054,402	8,513,187
4.053% 12/1/34 (d)	393,974	388,767
4.103% 1/1/35 (d)	532,404	524,749
4.113% 12/1/34 (d)	600,432	594,711
4.272% 3/1/35 (d)	498,693	494,083
4.293% 1/1/35 (d)	1,276,873	1,268,659
4.293% 5/1/35 (d)	888,091	882,571
4.298% 12/1/34 (d)	619,790	605,875
4.34% 3/1/35 (d)	924,109	903,383
4.381% 2/1/35 (d)	1,140,951	1,115,831
4.422% 2/1/34 (d)	495,152	488,587
4.429% 6/1/35 (d)	801,784	793,891
4.437% 3/1/35 (d)	601,823	590,077
4.458% 3/1/35 (d)	646,955	633,952
4.472% 3/1/35 (d)	1,683,619	1,651,964
4.5% 5/1/19	1,427,505	1,378,021
4.544% 2/1/35 (d)	992,178	972,504
4.835% 9/1/35 (d)	14,423,811	14,234,434
4.994% 4/1/35 (d)	2,751,239	2,742,736
5% 11/1/33	583,302	564,453
5.122% 4/1/35 (d)	2,877,924	2,861,689
5.23% 2/1/36 (d)	33,449,290	33,312,766
5.5% 12/1/24 to 4/1/25	8,307,704	8,254,010
5.596% 1/1/36 (d)	1,880,368	1,884,775
5.799% 11/1/36 (d)	15,017,944	15,073,518
6% 10/1/23 to 5/1/33	6,777,960	6,864,752
6.617% 7/1/36 (d)	17,985,817	18,214,606
7.5% 11/1/16 to 6/1/32	2,522,935	2,625,445
8% 7/1/25 to 10/1/27	78,021	81,701
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 8/1/22	$ 12,050	$ 12,949
12% 11/1/19	15,136	16,882
TOTAL FREDDIE MAC		132,607,670
Government National Mortgage Association - 2.1%
3.75% 1/20/34 (d)	3,797,194	3,772,518
6% 6/15/08 to 9/15/10	1,390,260	1,411,847
6.5% 12/15/07 to 12/15/32	12,062,872	12,419,421
6.5% 1/1/37 (c)	74,545,000	76,464,236
7% 6/15/24 to 12/15/33	9,651,837	10,012,121
7.5% 3/15/22 to 8/15/28	2,942,301	3,090,927
8% 4/15/24 to 12/15/25	153,329	162,348
8.5% 8/15/29 to 11/15/31	462,998	498,550
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		107,831,968
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,585,630,555)		1,575,494,380
Asset-Backed Securities - 3.0%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	2,027,784	1,957,716
ACE Securities Corp. Series 2004-OP1 Class M1, 5.87% 4/25/34 (d)	2,312,104	2,312,138
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.1% 9/9/30 (b)(d)	856,408	862,831
Argent Securities, Inc. Series 2003-W3 Class M2, 7.12% 9/25/33 (d)	5,400,000	5,464,529
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.25% 4/15/33 (d)	4,147,143	4,149,811
Series 2004-HE2 Class M1, 5.9% 4/25/34 (d)	3,320,000	3,330,742
Bayview Financial Asset Trust Series 2003-F Class A, 5.85% 9/28/43 (d)	3,997,435	3,998,918
Capital Auto Receivables Asset Trust:
Series 2004-2 Class A2, 3.35% 2/15/08	2,506,742	2,498,630
Series 2006-SN1A Class D, 6.15% 4/20/11 (b)	1,340,000	1,342,846
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (b)	1,501,327	1,483,890
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	13,965,000	14,024,027
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)	$ 4,237,744	$ 4,133,940
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 5.78% 5/25/33 (d)	965,059	965,808
CPS Auto Receivables Trust Series 2006-A Class A4, 5.29% 11/15/12 (b)	2,144,999	2,147,009
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	4,821,863
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (b)	2,706,000	2,662,469
Class C, 5.074% 6/15/35 (b)	2,457,000	2,425,133
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (b)	9,235,000	9,251,031
First Franklin Mortgage Loan Trust Series 2006-FF15 Class A5, 5.48% 11/25/36 (d)	10,000,000	10,000,109
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (b)	2,860,000	2,872,993
Fremont Home Loan Trust Series 2005-A:
Class M1, 5.78% 1/25/35 (d)	900,000	905,927
Class M2, 5.81% 1/25/35 (d)	1,300,000	1,306,374
Class M3, 5.84% 1/25/35 (d)	700,000	704,440
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (b)	3,737,580	3,705,022
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.23% 8/25/33 (d)	1,475,677	1,476,699
Series 2003-4 Class M1, 6.15% 10/25/33 (d)	122,172	122,376
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.81% 1/20/35 (d)	800,608	802,422
Class M2, 5.84% 1/20/35 (d)	600,456	602,584
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,448,184
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,332,048
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 6.1% 7/25/33 (d)	5,210,215	5,229,428
MBNA Credit Card Master Note Trust Series 2002-B2 Class B2, 5.73% 10/15/09 (d)	3,400,000	3,404,168
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.45% 12/27/32 (d)	1,010,000	1,016,131
Series 2004-NC2 Class M1, 5.9% 12/25/33 (d)	1,307,362	1,313,750
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class M1, 6.07% 8/25/32 (d)	815,000	815,476
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (f)	5,150,000	2,036,413
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	$ 2,300,000	$ 426,880
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	1,301,141	1,293,348
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	978,773	958,484
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	1,234,382	1,191,950
Saxon Asset Securities Trust Series 2004-1 Class M1, 5.88% 3/25/35 (d)	2,395,000	2,396,245
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 5.95% 11/25/34 (d)	985,000	989,375
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 5.71% 2/25/34 (d)	190,633	191,754
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 6.55% 6/15/10 (d)	3,540,000	3,573,834
Terwin Mortgage Trust Series 2006-9HGA Class A1, 5.43% 10/25/37 (d)	19,373,462	19,370,130
Whinstone Capital Management Ltd. Series 1A Class B3, 6.2769% 10/25/44 (b)(d)	3,095,411	3,095,411
TOTAL ASSET-BACKED SECURITIES (Cost $156,386,096)		156,415,286
Collateralized Mortgage Obligations - 13.0%

Private Sponsor - 3.8%
Banc of America Mortgage Securities, Inc. Series 2005-E Class 2A7, 4.6078% 6/25/35 (d)	3,890,000	3,823,062
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (d)(f)	40,410,579	5,087,692
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0938% 8/25/35 (d)	4,235,568	4,243,687
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.63% 1/25/35 (d)	4,579,415	4,589,034
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.75% 1/25/34 (d)	770,998	772,349
Series 2005-1 Class 5A2, 5.68% 5/25/35 (d)	1,926,514	1,923,234
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2974% 11/19/35 (d)	8,127,005	8,069,526
Granite Master Issuer PLC floater:
Series 2005-2 Class M1, 5.615% 12/20/54 (d)	7,000,000	7,001,785
Series 2006-1A Class C2, 5.975% 12/20/54 (b)(d)	3,100,000	3,099,876
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-2 Class C1, 5.8438% 12/20/54 (d)	$ 8,395,000	$ 8,401,494
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	569,979	568,020
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 5.74% 3/25/28 (d)	2,275,774	2,287,664
Series 2004-E Class A2B, 5.78% 11/25/29 (d)	1,598,694	1,600,096
Series 2004-G Class A2, 5.67% 11/25/29 (d)	1,029,174	1,029,649
Series 2005-B Class A2, 5.5988% 7/25/30 (d)	1,415,701	1,417,272
Series 2003-E Class XA1, 1% 10/25/28 (d)(f)	12,278,668	61,121
Series 2003-G Class XA1, 1% 1/25/29 (f)	10,598,775	71,280
Series 2003-H Class XA1, 1% 1/25/29 (b)(f)	8,729,658	65,348
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (d)	8,450,000	8,475,567
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.64% 7/25/35 (d)	5,030,186	5,040,907
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (d)	15,767,176	15,767,176
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,578,789	1,592,700
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 6.8% 6/10/35 (b)(d)	1,666,205	1,693,281
Class B4, 7% 6/10/35 (b)(d)	1,488,352	1,516,259
Class B5, 7.6% 6/10/35 (b)(d)	1,010,956	1,036,230
Class B6, 8.1% 6/10/35 (b)(d)	608,446	623,657
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)	4,630,000	4,691,279
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(f)	19,884,362	50,761
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.66% 1/20/35 (d)	3,454,875	3,460,726
Series 2004-4 Class A, 5.7288% 5/20/34 (d)	2,193,736	2,195,210
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.66% 7/25/35 (d)	5,467,722	5,489,000
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.35% 9/25/35 (b)(d)	5,503,000	3,852,100
Thornburg Mortgage Securities Trust floater Series 2005-3:
Class A2, 5.56% 10/25/35 (d)	3,099,237	3,099,381
Class A4, 5.59% 10/25/35 (d)	8,187,370	8,176,470
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass thru certificates:
floater Series 2005-AR19 Class A1C1, 5.51% 12/25/45 (d)	$ 893,949	$ 894,191
Series 2005-AR14 Class 1A1, 5.0694% 12/25/35 (d)	12,083,501	11,962,605
WaMu Mortgage Securities Corp. sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	436,826	449,086
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1091% 6/25/35 (d)	6,318,379	6,194,440
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	11,718,791	11,548,468
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (d)	3,722,387	3,652,688
Series 2006-AR8:
Class 2A6, 5.24% 4/25/36 (d)	9,805,000	9,743,542
Class 3A1, 5.2379% 4/25/36 (d)	30,344,959	30,103,049
TOTAL PRIVATE SPONSOR		195,420,962
U.S. Government Agency - 9.2%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,558,971
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,691,938
Series 2006-45 Class OP, 6/25/36 (g)	4,160,597	3,199,165
Series 2006-53 Class PB, 5.5% 1/25/30	28,225,000	28,101,208
Series 2006-64:
Class MB, 5.5% 9/25/33	14,000,000	13,864,656
Class PB, 5.5% 9/25/33	20,000,000	19,806,652
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.6% 10/25/35 (d)	13,862,148	13,891,691
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	325,326	325,152
Series 2002-64 Class PC, 5.5% 12/25/26	469,262	468,078
Series 2003-81 Class MX, 3.5% 3/25/24	22,056,079	21,638,467
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	19,652,814
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,689,152
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	14,855,813
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,041,628
Series 2004-3 Class BA, 4% 7/25/17	435,423	419,582
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	15,774,755
Series 2004-86 Class KC, 4.5% 5/25/19	1,865,416	1,813,490
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	$ 3,180,000	$ 3,175,985
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	4,139,682	2,974,086
Series 2498 Class PD, 5.5% 2/15/16	1,255,037	1,253,123
Series 2543 Class PM, 5.5% 8/15/18	2,131,103	2,126,981
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,816,286
Series 2665 Class PB, 3.5% 6/15/23	749,417	734,505
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,262,612
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,905,348
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,784,173
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,719,836
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,231,381
Class EG, 4.5% 4/15/19	13,500,000	12,896,434
Series 2775 Class OC, 4.5% 12/15/15	21,634,000	21,168,875
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,280,628
Series 2836 Class EG, 5% 12/15/32	20,000,000	19,154,106
Series 2852 Class TJ, 5% 8/15/30	3,000,000	2,924,026
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,601,398
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,379,880
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,299,329
Series 2966 Class ND, 5% 4/15/33	23,353,000	22,304,703
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,686,798
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,042,070
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,166,284
Series 3079 Class MB, 5% 10/15/28	9,682,692	9,507,005
Series 3082 Class PG, 5% 10/15/29	15,809,403	15,518,733
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,391,782
sequential payer:
Series 2750 Class ZT, 5% 2/15/34	4,215,784	3,771,160
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,752,363
Series 2729 Class CN, 4% 12/15/20	15,880,744	15,276,581
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	32,847,966
TOTAL U.S. GOVERNMENT AGENCY		473,747,649
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $666,495,067)		669,168,611
Commercial Mortgage Securities - 9.1%
	Principal Amount	Value
Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	$ 136,423	$ 137,082
Series 1997-D5 Class PS1, 1.6887% 2/14/43 (d)(f)	54,594,803	1,816,527
Banc of America Commercial Mortgage Trust Series 2006-5:
Class A1, 5.185% 7/10/11	2,738,073	2,738,801
Class A2, 5.317% 10/10/11	16,170,000	16,224,055
Class A3, 5.39% 2/10/14	3,670,000	3,679,361
Class XP, 0.832% 9/10/47 (f)	85,675,000	2,731,782
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	959,182
Series 2005-1 Class A3, 4.877% 11/10/42	7,030,000	6,955,606
Series 2005-3 Series A3B, 5.09% 7/10/43 (d)	10,415,000	10,313,398
Banc of America Large Loan, Inc.:
floater Series 2003-BBA2:
Class H, 6.75% 11/15/15 (b)(d)	555,000	555,560
Class J, 7.3% 11/15/15 (b)(d)	580,000	580,318
Class K, 7.95% 11/15/15 (b)(d)	520,000	519,658
Series 2006-ESH:
Class A, 6.21% 7/14/11 (b)(d)	3,613,401	3,613,910
Class B, 6.31% 7/14/11 (b)(d)	1,801,889	1,800,818
Class C, 6.46% 7/14/11 (b)(d)	3,608,589	3,609,095
Class D, 7.09% 7/14/11 (b)(d)	2,097,282	2,099,897
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 5.93% 8/25/33 (b)(d)	2,248,340	2,250,096
Series 2004-2 Class A, 5.78% 8/25/34 (b)(d)	3,030,472	3,041,836
Series 2004-3:
Class A2, 5.77% 1/25/35 (b)(d)	473,042	474,521
Class M1, 5.85% 1/25/35 (b)(d)	523,258	525,056
Class M2, 6.35% 1/25/35 (b)(d)	327,491	330,356
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2006-T24 Class A1, 4.905% 10/12/41 (d)	7,465,469	7,389,648
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-PWR2 Class A3, 4.834% 5/11/39	12,000,000	11,812,406
Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,379,445
Class D, 4.986% 5/14/16 (b)	875,000	870,273
Class E, 5.064% 5/14/16 (b)	2,705,000	2,694,500
Class F, 5.182% 5/14/16 (b)	650,000	649,186
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Inc.: - continued
Series 2006-PW13 Class A3, 5.518% 9/11/41	$ 5,555,000	$ 5,620,857
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,804,112
Class F, 7.734% 1/15/32	920,000	976,571
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(d)	2,080,000	2,167,776
COMM floater Series 2002-FL7 Class D, 5.92% 11/15/14 (b)(d)	34,286	34,396
Commercial Mortgage pass thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (b)	20,000,000	20,127,412
Communication Mortgage Trust Series 2006-C8 Class A3, 5.31% 12/10/46	15,000,000	15,032,820
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	9,885,000	9,942,027
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1998-C1 Class A1B, 6.48% 5/17/40	554,683	561,190
Series 2003-C4 Class A3, 4.7% 8/15/36 (d)	320,000	313,933
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	14,780,195
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	6,185,915
Series 1999-C1 Class E, 8.146% 9/15/41 (d)	5,030,000	5,379,623
Series 2003-C3 Class ASP, 1.9444% 5/15/38 (b)(d)(f)	59,494,525	2,488,121
Series 2004-C1 Class ASP, 1.0473% 1/15/37 (b)(d)(f)	39,260,984	1,024,598
CS First Boston Mortgage Securities Corp.:
Series 2005-C1 Class A3, 5.711% 2/15/39 (d)	58,616,000	59,533,616
Series 2006-OMA:
Class H, 5.9985% 5/15/23 (b)(d)	950,000	952,434
Class J, 5.9985% 5/15/23 (b)(d)	1,605,000	1,597,514
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	13,482,849
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG2 Class A1A, 6.88% 6/10/32	1,614,974	1,619,520
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (b)	1,865,000	1,969,689
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,929,297
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed Multi-family pass thru securities sequential payer:
Series 2002-26 Class C, 5.9961% 2/16/24 (d)	$ 5,497,475	$ 5,575,191
Series 2002-35 Class C, 5.8968% 10/16/23 (d)	530,303	538,284
Ginnie Mae guaranteed REMIC pass thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	6,385,439	6,231,025
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 1997-C2 Class A3, 6.566% 4/15/29	307,406	308,697
Series 2004-C3 Class X2, 0.8754% 12/10/41 (d)(f)	6,157,197	138,350
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,954,777
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,734,952
Series 2003-C1 Class XP, 2.2344% 7/5/35 (b)(d)(f)	30,116,124	1,461,343
Series 2006-GG7 Class A3, 6.1101% 7/10/38	6,310,000	6,548,598
GS Mortgage Securities Corp. II:
sequential payer:
Series 1998-GLII Class A2, 6.562% 4/13/31	6,070,000	6,134,849
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,150,752
Series 1998-GLII Class E, 7.1908% 4/13/31 (d)	4,103,000	4,181,968
Series 2006-GG6 Class A2, 5.506% 4/10/38 (d)	10,200,000	10,296,851
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (b)	3,200,000	3,390,627
J.P. Morgan Commercial Mortgage Finance Corp. sequential payer:
Series 1998-C6 Class A3, 6.613% 1/15/30	5,589,848	5,627,373
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,661,844
Series 2006-CB14 Class A3B, 5.6709% 12/12/44 (d)	2,375,000	2,403,236
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	9,307,000	9,158,646
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	807,494
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,984,754
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	5,724,747	5,811,471
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	972,707
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2005-C3 Class A2, 4.553% 7/15/30	$ 3,240,000	$ 3,177,238
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,699,010
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,091,519
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,782,399
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,515,953
Morgan Stanley Capital I Trust Series 2006-T23:
Class A1, 5.682% 8/12/41	2,704,884	2,739,651
Class A3, 5.9801% 8/12/41 (d)	2,485,000	2,563,832
Morgan Stanley Capital I, Inc.:
sequential payer Series 1999-WF1 Class A2, 6.21% 11/15/31	1,381,307	1,395,313
Series 1999-RM1 Class E, 7.216% 12/15/31 (d)	824,000	849,700
Series 2006-HQ8 Class A3, 5.6141% 3/12/16 (d)	5,075,000	5,116,583
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.5838% 3/12/35 (b)(d)(f)	32,701,197	1,440,435
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,257,072
Thirteen Affiliates of General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	12,795,898
Series 1:
Class D2, 6.992% 11/15/07 (b)	13,890,000	14,035,264
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,362,672
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	4,300,000	4,577,619
Class E3, 7.253% 3/15/13 (b)	3,100,716	3,155,692
Wachovia Bank Commercial Mortage Trust CTFS Series 2006-C29 Class A3, 5.319% 11/15/48	7,500,000	7,478,573
Wachovia Bank Commercial Mortgage Trust sequential payer Series 2006-C24 Class A2, 5.506% 3/15/45	18,670,000	18,826,832
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $469,059,660)		468,211,882
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount	Value
Israeli State:
4.625% 6/15/13	$ 5,305,000	$ 5,048,063
5.5% 11/9/16	9,750,000	9,648,610
United Mexican States 5.875% 1/15/14	4,090,000	4,196,340
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,013,250)		18,893,013
Commercial Paper - 0.3%

Rockies Express Pipeline LLC 5.48% 1/30/07 (b) (Cost $16,922,367)	17,000,000	16,927,781
Fixed-Income Funds - 18.9%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $973,011,020)	9,779,774	972,794,120
Preferred Securities - 0.2%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d) (Cost $7,065,000)	$ 7,065,000	7,363,898
Cash Equivalents - 2.7%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.33%, dated 12/29/06 due 1/2/07:
(Collateralized by U.S. Government Obligations) #	$ 57,647,106	$ 57,613,000
(Collateralized by U.S. Government Obligations) # (h)	82,101,594	82,053,000
TOTAL CASH EQUIVALENTS (Cost $139,666,000)		139,666,000
TOTAL INVESTMENT PORTFOLIO - 119.9% (Cost $6,170,220,088)		6,164,685,566
NET OTHER ASSETS - (19.9)%		(1,024,169,459)
NET ASSETS - 100%		$ 5,140,516,107
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	$ 1,100,000	2,067
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.1020% 11/25/34	Dec. 2034	1,160,000	(529)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.8244% 8/25/34	Sept. 2034	1,026,000	3,952
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7,
Class B3, 7.6913% 7/25/34

	August 2034	$ 1,026,000	$ 4,153
Recieve monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,026,000	4,843
Receive from Bank of America, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	3,465,000	(4,952)
Receive from Deutsche Bank, upon default event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	(97,280)
Receive from Deutsche Bank, upon default event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	4,280,000	(10,064)
Receive from Merrill Lynch, Inc. upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	2,520,000	(182,829)
Receive from Merrill Lynch, Inc., upon default event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	3,760,000	(181,688)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34

	Oct. 2034	$ 3,600,000	$ (20,833)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 09/25/34	Oct. 2034	5,700,000	(2,513)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,000,000	(4,350)
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,026,000	3,643
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,000,000	(2,073)
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	3,409
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	7,242
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.45% and pay UBS upon default event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36

	August 2036	$ 6,700,000	$ (182,635)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	940,000	(8,259)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,026,000	(7,628)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon default event of JPMorgan Mortgage Acquisition Trust, par value of the notional amount of JPMorgan Mortgage Acquisition Trust 7.1244% 8/25/36	Sept. 2036	3,600,000	(80,150)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	121,900	464
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	208,670	(1,176)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	127,593	(373)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 3,525,000	$ (86,909)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,555,000	(6,824)
Receive monthly notional amount multiplied by 2.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 7.14% 8/25/36	Dec. 2034	3,400,000	(26,282)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	6,700,000	(77,237)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	3,600,000	(85,871)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B M9, 7.23% 8/25/36	Sept. 2036	3,600,000	(116,210)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,026,000	8,436
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .30% and pay Deutsche Bank upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	$ 5,815,000	$ 15,401
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	4,215,000	11,163
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon default of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	32,630,000	102,432
Receive quarterly notional amount multiplied by .34% and pay Goldman Sachs upon default event of Duke Energy Corp. par value of the notional amount of Duke Energy Corp. 6.25% 1/15/12	March 2011	5,800,000	47,076
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	27,616
Receive quarterly notional amount multiplied by .38% and pay Bank of America upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	5,800,000	51,558
Receive semi-annually notional amount multiplied by .495% and pay Credit Suisse First Boston, upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30 (Reg. S)	Sept. 2011	3,100,000	9,087
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	9,734,000	30,678
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	$ 5,605,000	$ 17,665
Receive semi-annually notional amount multiplied by .53% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	6,500,000	23,304
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	26,395,000	271,415
Receive semi-annually notional amount multiplied by .665% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	10,000,000	118,581
Receive semi-annually notional amount multiplied by .735% and pay Deutsche Bank upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	6,100,000	89,150
Receive semi-annually notional amount multiplied by .78% and pay Deutsche Bank, upon default event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	Sept. 2016	2,450,000	22,363
TOTAL CREDIT DEFAULT SWAPS		204,585,163	(310,967)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 5.13% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	March 2009	$ 92,105,000	$ 1,128,139
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	20,000,000	(45,482)
Receive semi-annually a fixed rate equal to 4.921% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	98,500,000	(494,263)
Receive semi-annually a fixed rate equal to 4.9625% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	150,000,000	(628,260)
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	100,000,000	(249,750)
Receive semi-annually a fixed rate equal to 5.3135% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	August 2009	150,085,000	2,663,559
TOTAL INTEREST RATE SWAPS		$ 610,690,000	$ 2,373,943
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 5.5 basis points with Lehman Brothers, Inc.	Oct. 2007	100,000,000	(1,564,953)
TOTAL TOTAL RETURN SWAPS		$ 100,000,000	$ (1,564,953)
		$ 915,275,163	$ 498,023
Legend
(a) Security or a portion of the security is on loan at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,277,524 or 6.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Includes investment made with cash collateral received from security on loan.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$57,613,000 due 1/02/07 at 5.33%
BNP Paribas Securities Corp.	$ 1,622,843
Banc of America Securities LLC	21,738,927
Bank of America, NA	11,563,259
Barclays Capital, Inc.	4,625,304
Citigroup Global Markets, Inc.	2,312,652
Countrywide Securities Corp.	9,390,222
UBS Securities LLC	5,203,467
WestLB AG	1,156,326
$ 57,613,000
$82,053,000 due 1/02/07 at 5.33%
Countrywide Securities Corp.	$ 82,053,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 13,896,263
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 972,989,715	$ -	$ -	$ 972,794,120	8.0%
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $6,167,438,195. Net unrealized depreciation aggregated $2,752,629, of which $40,832,048 related to appreciated investment securities and $43,584,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Telecom Services
Central Fund

(formerly Fidelity Telecom Services
Central Investment Portfolio)

December 31, 2006

1.842154.100

TSCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 76.8%
Alternative Carriers - 10.5%
Broadwing Corp. (a)	258,100	$ 4,031,522
Cogent Communications Group, Inc. (a)	122,000	1,978,840
Global Crossing Ltd. (a)	400	9,820
Level 3 Communications, Inc. (a)(d)	1,581,500	8,856,400
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	490,700	9,779,651
		24,656,233
Integrated Telecommunication Services - 66.3%
AT&T, Inc. (d)	1,673,900	59,841,924
BellSouth Corp.	1,168,900	55,066,879
Cbeyond, Inc. (a)(d)	20,600	630,154
Consolidated Communications Holdings, Inc.	46,600	973,940
NeuStar, Inc. Class A (a)	55,800	1,810,152
NTELOS Holding Corp.	261,651	4,678,320
Qwest Communications International, Inc. (a)	1,295,100	10,839,987
Telenor ASA sponsored ADR	147,600	8,329,068
Verizon Communications, Inc.	308,300	11,481,092
Windstream Corp.	155,396	2,209,731
		155,861,247
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		180,517,480
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
Iliad Group SA (d)	14,600	1,268,290
WIRELESS TELECOMMUNICATION SERVICES - 21.6%
Wireless Telecommunication Services - 21.6%
ALLTEL Corp.	191,800	11,600,064
American Tower Corp. Class A (a)	276,600	10,311,648
Crown Castle International Corp. (a)	123,200	3,979,360
Dobson Communications Corp. Class A	1,242,600	10,823,046
Leap Wireless International, Inc. (a)	110,800	6,589,276
NII Holdings, Inc. (a)	3,300	212,652
SBA Communications Corp. Class A (a)	107,600	2,959,000
Sprint Nextel Corp.	221,139	4,177,316
		50,652,362
TOTAL COMMON STOCKS (Cost $167,877,584)		232,438,132
Money Market Funds - 25.7%
	Shares	Value
Fidelity Cash Central Fund, 5.37% (b)	2,580,170	$ 2,580,170
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	57,957,675	57,957,675
TOTAL MONEY MARKET FUNDS (Cost $60,537,845)		60,537,845
TOTAL INVESTMENT PORTFOLIO - 124.6% (Cost $228,415,429)		292,975,977
NET OTHER ASSETS - (24.6)%		(57,872,483)
NET ASSETS - 100%		$ 235,103,494
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,976
Fidelity Securities Lending Cash Central Fund	21,238
Total	$ 53,214
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $228,856,373. Net unrealized appreciation aggregated $64,119,604, of which $66,684,557 related to appreciated investment securities and $2,564,953 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Utilities
Central Fund

(formerly Fidelity Utilities
Central Investment Portfolio)

December 31, 2006

1.842153.100

UTCIP-QTLY-0207

Investments December 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
ELECTRIC UTILITIES - 44.2%
Electric Utilities - 44.2%
Allegheny Energy, Inc. (a)	123,500	$ 5,669,885
American Electric Power Co., Inc.	252,900	10,768,482
DPL, Inc. (d)	279,700	7,770,066
Edison International	139,700	6,353,556
Entergy Corp.	173,700	16,035,984
Exelon Corp.	243,700	15,082,593
FirstEnergy Corp.	151,700	9,147,510
FPL Group, Inc. (d)	298,300	16,233,486
Northeast Utilities	237,500	6,688,000
Pepco Holdings, Inc.	132,800	3,454,128
PPL Corp.	199,300	7,142,912
Progress Energy, Inc.	110,400	5,418,432
Reliant Energy, Inc. (a)	188,800	2,682,848
Sierra Pacific Resources (a)	324,700	5,464,701
		117,912,583
GAS UTILITIES - 5.4%
Gas Utilities - 5.4%
Equitable Resources, Inc. (d)	206,900	8,638,075
Questar Corp.	38,600	3,205,730
Southern Union Co.	89,300	2,495,935
		14,339,740
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 20.7%
Independent Power Producers & Energy Traders - 20.7%
AES Corp. (a)	871,700	19,212,268
Constellation Energy Group, Inc.	233,800	16,101,806
Dynegy, Inc. Class A (a)	181,200	1,311,888
NRG Energy, Inc. (d)	120,300	6,738,003
TXU Corp.	221,700	12,018,357
		55,382,322
MULTI-UTILITIES - 27.4%
Multi-Utilities - 27.4%
Ameren Corp.	22,300	1,198,179
CenterPoint Energy, Inc. (d)	130,000	2,155,400
CMS Energy Corp. (a)	340,000	5,678,000
DTE Energy Co.	80,100	3,877,641
Duke Energy Corp.	718,600	23,864,705
Public Service Enterprise Group, Inc.	200,500	13,309,190
Puget Energy, Inc.	86,200	2,186,032
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - CONTINUED
Multi-Utilities - continued
Sempra Energy	239,000	$ 13,393,560
Wisconsin Energy Corp.	142,500	6,763,050
WPS Resources Corp.	15,100	815,853
		73,241,610
OIL, GAS & CONSUMABLE FUELS - 0.9%
Coal & Consumable Fuels - 0.9%
Cameco Corp.	56,700	2,295,232
TOTAL COMMON STOCKS (Cost $239,530,005)		263,171,487
Money Market Funds - 10.5%

Fidelity Cash Central Fund, 5.37% (b)	4,367,961	4,367,961
Fidelity Securities Lending Cash Central Fund, 5.38% (b)(c)	23,557,775	23,557,775
TOTAL MONEY MARKET FUNDS (Cost $27,925,736)		27,925,736
TOTAL INVESTMENT PORTFOLIO - 109.1% (Cost $267,455,741)		291,097,223
NET OTHER ASSETS - (9.1)%		(24,278,952)
NET ASSETS - 100%		$ 266,818,271
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 117,760
Fidelity Securities Lending Cash Central Fund	8,868
Total	$ 126,628
Income Tax Information

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $267,461,829. Net unrealized appreciation aggregated $23,635,394, of which $25,078,413 related to appreciated investment securities and $1,443,019 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 26, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 26, 2007